Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.8%)
United States Treasury Note/Bond	2.375%	4/15/21	100,000	101,125
United States Treasury Note/Bond	1.875%	1/31/22	466,000	469,420
United States Treasury Note/Bond	1.875%	4/30/22	760,000	766,414
United States Treasury Note/Bond	1.750%	5/31/22	744,000	748,300
1,2,3United States Treasury Note/Bond	1.875%	7/31/22	750,000	757,148
United States Treasury Note/Bond	2.000%	7/31/22	254,000	257,333
3 United States Treasury Note/Bond	1.625%	8/31/22	74,000	74,231
United States Treasury Note/Bond	1.250%	8/31/24	100,000	98,781
United States Treasury Note/Bond	1.500%	9/30/24	250,000	249,688
United States Treasury Note/Bond	2.875%	8/15/28	15,300	16,811
				3,539,251
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.704%	4.829%	2/1/37	453	481
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.750%	4.000%	9/1/32	187	197
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.760%	4.404%	8/1/37	420	429
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.785%	4.035%	8/1/33	1,020	1,070
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.785%	4.410%	8/1/33	602	618
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.800%	4.491%	7/1/33	1,553	1,604
4,5,6Fannie Mae Pool, 12M USD LIBOR +
1.960%	4.757%	5/1/33	82	88
4,5,6Fannie Mae Pool, 1YR CMT + 2.000%	4.547%	12/1/32	203	208
4,5,6Fannie Mae Pool, 1YR CMT + 2.125%	4.594%	6/1/33	876	915
4,5,6Fannie Mae Pool, 1YR CMT + 2.185%	4.560%	7/1/32	134	143
4,5,6Fannie Mae Pool, 1YR CMT + 2.210%	4.731%	5/1/33	1,121	1,188
4,5,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	4.368%	8/1/37	1,344	1,409
4,5,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.893%	4.143%	9/1/32	665	682
4,5,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	4.211%	8/1/33	413	436
4,5,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	4.734%	10/1/32	244	259
4,5,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	4.961%	1/1/33	118	127
4,5,6Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	5.086%	2/1/33	146	151
4,5,6Freddie Mac Non Gold Pool, 1YR CMT +
2.250%	4.291%	8/1/32	463	479
4,5,6Freddie Mac Non Gold Pool, 1YR CMT +
2.250%	4.386%	8/1/32	456	487

4,5,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.254%	4.254%	9/1/32	49	53
					11,024
Total U.S. Government and Agency Obligations (Cost $3,533,835)					3,550,275
Asset-Backed/Commercial Mortgage-Backed Securities (23.4%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	17,710	17,767
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	58,366	58,509
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	23,100	23,283
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	6,300	6,485
4	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	18,360	18,396
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	9,842	9,841
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,860	30,403
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	36,090	36,826
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	28,580	29,271
4,7 American Homes 4 Rent 2014-SFR2		3.786%	10/17/36	12,330	13,030
4,7 American Homes 4 Rent 2014-SFR2		4.290%	10/17/36	3,360	3,570
4,7 American Homes 4 Rent 2014-SFR3		3.678%	12/17/36	16,652	17,525
4,7 American Homes 4 Rent 2015-SFR1		3.467%	4/17/52	14,803	15,350
4,7 American Homes 4 Rent 2015-SFR2		3.732%	10/17/52	6,418	6,762
4,7 American Homes 4 Rent 2015-SFR2		4.295%	10/17/52	2,830	3,039
4,7 Americold 2010 LLC Trust Series 2010-ARTA		4.954%	1/14/29	15,984	16,567
4,7 Americold 2010 LLC Trust Series 2010-ARTA		6.811%	1/14/29	11,185	11,823
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,939	7,006
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,521
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	10,230
4	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	19,450	20,207
4	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	21,420	22,113
4,7 AOA Mortgage Trust 2015-1177		2.957%	12/13/29	13,390	13,507
4,7 Applebee's Funding LLC / IHOP Funding LLC
	2019-1	4.194%	6/7/49	5,040	5,141
4,7 ARL Second LLC 2014-1A		2.920%	6/15/44	10,712	10,815
4,7 Aventura Mall Trust 2013-AVM		3.743%	12/5/32	15,105	15,420
4,7 Aventura Mall Trust 2018-AVM		4.112%	7/5/40	1,680	1,893
4,7 Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	17,400	17,416
4,7 Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	43,123	43,296
4,7 Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	3,341	3,379
4,7 Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	7,640	7,801
4,7 Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	6,050	6,175
4,7 Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	5,330	5,585
4,7 Avis Budget Rental Car Funding AESOP LLC
	2018-2A	4.000%	3/20/25	11,870	12,773
4,7 Avis Budget Rental Car Funding AESOP LLC
	2019-1A	3.450%	3/20/23	15,310	15,718
4,7 BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	5,052

4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	8,360	8,743
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	9,460	10,154
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.361%	9/15/48	1,600	1,701
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	4,760	5,143
4	Banc of America Funding 2006-H Trust	4.181%	9/20/46	7,767	7,055
4	BANK 2017 - BNK4	3.625%	5/15/50	3,890	4,223
4	BANK 2017 - BNK5	3.390%	6/15/60	8,150	8,733
4	BANK 2017 - BNK6	3.254%	7/15/60	13,450	14,278
4	BANK 2017 - BNK6	3.518%	7/15/60	13,190	14,257
4	BANK 2017 - BNK6	3.741%	7/15/60	3,080	3,349
4	BANK 2017 - BNK7	3.435%	9/15/60	16,580	17,836
4	BANK 2017 - BNK8	3.488%	11/15/50	33,600	36,260
4	BANK 2017 - BNK9	3.538%	11/15/54	18,130	19,628
4	BANK 2018 - BN10	3.641%	2/15/61	11,860	12,768
4	BANK 2018 - BN10	3.688%	2/15/61	21,140	23,123
4	BANK 2018 - BN12	4.255%	5/15/61	9,940	11,303
4	BANK 2018 - BN14	4.185%	9/15/60	6,680	7,415
4	BANK 2018 - BN15	4.407%	11/15/61	16,914	19,530
4	BANK 2019 - BN17	3.623%	4/15/52	7,533	8,166
4	BANK 2019 - BN17	3.714%	4/15/52	15,650	17,247
4	BANK 2019 - BN18	3.584%	5/15/62	21,080	23,022
4	BANK 2019 - BN19	3.183%	8/15/61	13,050	13,829
4	BANK 2019 - BN20	3.011%	9/15/61	10,400	10,870
4	BANK 2019 - BN21	2.851%	10/17/52	13,110	13,522
4	Bank of America Mortgage Trust 2002-J	4.554%	9/25/32	16	16
4	Bear Stearns ARM Trust 2006-4	3.985%	10/25/36	12,004	11,043
4	Bear Stearns ARM Trust 2007-3	4.327%	5/25/47	8,772	8,207
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	3,994
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	8,290	9,053
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	6,519
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,949
4	BENCHMARK 2018-B1 Mortgage Trust	4.117%	1/15/51	4,200	4,527
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	8,770	9,808
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	40	45
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	9,886	10,927
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	11,410	13,026
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	16,296	18,605
4	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	8,042	8,708
4	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	36,310	36,312
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	15,840	16,006
4,6 Brazos Higher Education Authority Inc. Series
	2005, 3M USD LIBOR + 0.200%	2.306%	6/25/26	5,605	5,583
4,6 Brazos Higher Education Authority Inc. Series
	2011-1, 3M USD LIBOR + 0.800%	2.932%	2/25/30	11,711	11,659
4,7 CAL Funding II Ltd. Series 2012-1A		3.470%	10/25/27	2,790	2,813
4,7 CAL Funding II Ltd. Series 2013-1A		3.350%	3/27/28	5,501	5,526
4,7 CAL Funding II Ltd. Series 2018-2A		4.340%	9/25/43	10,825	11,031
4,7 California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	2,013	2,014
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	2,867	2,864
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,538

4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,195
4,7 Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	5,710	5,691
4,7 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	7,330	7,451
4,7 Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	4,170	4,276
4,7 Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	4,680	4,717
4,7 Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,080	2,128
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,635
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,115
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,366
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	38,950	39,373
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	13,130	13,380
4	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	42,720	42,768
4	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	90,670	92,658
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,875
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,561
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,851
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,818
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,740
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,060
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,903
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	3,240	3,263
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	3,240	3,251
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	66,100	66,394
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	12,020	12,207
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	20,227
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,225
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,910
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	7,086
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,459
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	26,590	26,979
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	13,310	13,736
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	18,390	18,785
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	6,780	7,084
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	5,940	6,197
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	4,030	4,213
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	2,730	2,854
4	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	41,500	41,666
4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	7,570	7,640
4	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	9,610	9,702
4	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	49,210	49,313
4	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	7,130	7,151
4	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	4,240	4,252
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	3,650	3,745
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	6,299	6,467
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	22,955	24,834
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	6,310	6,784
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	17,147	18,383
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,715	7,207
4	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	9,900	10,254
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	3,752	3,751
4,7 CFCRE Commercial Mortgage Trust 2011-C2		5.741%	12/15/47	14,930	15,802

4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	27,091
4,7 Chesapeake Funding II LLC 2018-1		3.040%	4/15/30	20,667	20,850
4,7 Chesapeake Funding II LLC 2019-1		2.940%	4/15/31	35,564	35,916
4	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.998%	3/20/36	5,971	5,419
4	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.720%	2/25/47	6,600	5,651
4,7 Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	637	638
4,7 Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	15,545	15,571
4,7 Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	26,030	26,222
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	71,723	72,254
4,7 Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,167
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,350	6,555
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	5,767	5,971
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	4,083
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	19,843	21,292
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	3,608	3,810
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	41,720	44,558
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,685	27,415
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	13,175
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,608
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.437%	7/10/47	6,380	6,755
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	18,100	19,024
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	41,551	44,412
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,552
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.526%	10/10/47	1,035	1,106
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	40,055
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	52,677	56,865
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	48,282	52,198
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.569%	9/10/58	4,000	4,250
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	47,800	50,444
4	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	4,426	4,587
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	19,500	20,981

4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	41,283	44,278
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	9,500	10,286
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.269%	9/15/50	9,500	10,023
4	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	8,750	9,932
4	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	10,960	12,304
4	Citigroup Commercial Mortgage Trust 2018-
	C6	4.412%	11/10/51	17,620	20,256
4	Citigroup Mortgage Loan Trust 2007-AR8	4.442%	7/25/37	491	474
4,7 CLI Funding V LLC 2013-1A		2.830%	3/18/28	8,725	8,728
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,001
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,227
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	22,898	23,235
4,7 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	12,316	12,592
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,904	11,087
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	1,995
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,691
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	7,464	7,725
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,316	14,161
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	47,121
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	12,032	12,415
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	8,203
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,902	44,794
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	32,690	35,133
4	COMM 2013-CCRE13 Mortgage Trust	4.890%	11/10/46	4,517	4,931
4	COMM 2013-CCRE13 Mortgage Trust	4.890%	11/10/46	8,240	8,808
4,7 COMM 2013-CCRE6 Mortgage Trust		3.147%	3/10/46	17,360	17,741
4,7 COMM 2013-CCRE6 Mortgage Trust		3.397%	3/10/46	2,380	2,440
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,851	1,912
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	42,274
4	COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	12,916	13,817
4,7 COMM 2013-CCRE9 Mortgage Trust		4.255%	7/10/45	11,250	11,867
4,7 COMM 2013-CCRE9 Mortgage Trust		4.255%	7/10/45	12,690	12,599
4,7 COMM 2013-LC13 Mortgage Trust		3.774%	8/10/46	8,513	8,794
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,572
4,7 COMM 2013-LC13 Mortgage Trust		4.557%	8/10/46	18,565	20,104
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,196
4,7 COMM 2013-SFS Mortgage Trust		2.987%	4/12/35	5,490	5,639
4,7 COMM 2014-277P Mortgage Trust		3.611%	8/10/49	33,245	35,478
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,047
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	18,995	20,469
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,956	4,959
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	21,819
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,399
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	2,042
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,740	51,252
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	29,281
4	COMM 2014-CCRE17 Mortgage Trust	4.786%	5/10/47	10,175	10,771
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,721	10,130
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	30,571	32,703
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	21,620	22,686
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	38,946
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	35,408	37,372
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,922	12,874

4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	37,952
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,921	12,777
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	39,667	42,785
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	23,589
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	12,835
4	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	8,118	8,670
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,395
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	44,823
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	17,841
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.354%	8/15/48	10,600	10,442
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	41,832	45,361
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.536%	11/15/48	7,660	8,246
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	57,943	61,793
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	15,680	16,736
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	8,580	9,682
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	12,260	13,731
4,7	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	12,520	12,641
4,7	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	12,480	12,694
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	31,390	36,235
4	DBJPM 16-C1 Mortgage Trust	3.348%	5/10/49	2,050	2,065
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	23,331
4,6,7DELAM 2018-1, 1M USD LIBOR + 0.700%		2.546%	11/19/25	18,960	18,960
4,7	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	33,290	33,753
4	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	33,870	34,773
4	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	56,090	56,167
4,7	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	35,500	35,930
4,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	8,550	8,742
4,7	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	33,900	34,259
4,7	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	24,750	25,231
4,7	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	27,810	27,939
4,7	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	25,700	25,696
4,7	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	14,700	14,693
4,7	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	23,770	24,067
4,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	2,510	2,512
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	16,368	16,509
4,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	17,421	17,642
4,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,409
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,425
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	3,555	3,559
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	4,386	4,386
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	29,120	29,314
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	20,430	20,905
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	22,503	22,548
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	30,350	30,656
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	16,140	16,597
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	20,200	20,460
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	19,260	19,802
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	26,460	27,466
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	16,400	16,525
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	15,870	16,380
4,6,7Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	2.623%	10/25/56	14,482	14,447
4,7	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	9,071	9,358
4,7	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	22,273	23,106
4,7	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	14,775	14,953

4,7	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	9,470	9,582
4,7	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	13,690	14,057
4,5,6	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.273%	1/25/29	630	631
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	2.573%	9/25/31	12,765	12,771
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	2.573%	6/25/39	19,592	19,607
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R05, 1M USD LIBOR +
	0.750%	2.573%	7/25/39	49,418	49,446
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R06, 1M USD LIBOR +
	0.750%	2.573%	9/25/39	30,448	30,486
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R07, 1M USD LIBOR +
	0.770%	2.593%	10/25/39	73,000	73,000
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,227	20,011
4	First Horizon Mortgage Pass-Through
	Trust 2006-AR3	3.536%	11/25/36	3,775	3,280
	First Horizon Mortgage Pass-Through
	Trust 2006-AR4	4.696%	1/25/37	7,393	6,229
4,6	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.361%	10/16/23	5,179	5,185
4,7	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	8,437	8,512
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	11,780	11,880
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	33,922	34,208
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	39,880	40,310
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	25,150	25,510
4,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	54,223	54,385
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	7,036
4,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	20,800	20,858
4,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	48,890	48,818
4,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	21,295	21,586
4,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	40,385	40,669
4,7	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,887
4,7	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	14,109
4,7	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	7,305	7,595
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	35,856	36,204
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	12,840	13,240
4,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	87,670	91,522
4,7	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	32,080	33,077
4,7	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	27,020	28,240
4,7	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	16,295	16,884
4,7	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	20,146	21,276
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	26,820	27,506
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	10,330	10,615
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	10,980	11,280
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	46,071	46,117
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	83,210	84,397

4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	52,330	53,726
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	45,500	46,274
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	7,753	8,021
4,5,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	3.823%	12/25/28	1,721	1,725
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.740%	2/25/48	9,828	9,867
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.816%	5/25/48	6,462	6,507
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.158%	8/25/48	3,440	3,433
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.458%	11/25/48	2,920	2,945
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	2.623%	3/25/49	1,050	1,051
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA3, 1M USD
	LIBOR + 0.730%	2.553%	7/25/49	7,260	7,261
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA4, 1M USD
	LIBOR + 0.700%	2.577%	10/25/49	9,300	9,305
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA2, 1M USD
	LIBOR + 0.700%	2.523%	4/25/49	11,306	11,309
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA3, 1M USD
	LIBOR + 0.750%	2.573%	9/25/49	7,600	7,606
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	8,440	8,446
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	5,140	5,147
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	23,246	23,339
4	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	17,725	17,850
4	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	29,170	29,178
4,7	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	13,250	13,283
4,7	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	2,650	2,660
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	7,250	7,476
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	6,690	6,956
4	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	8,770	9,064
4	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	14,660	15,020
4	GM Financial Consumer Automobile
	2019-3	2.180%	4/16/24	28,490	28,634
4	GM Financial Securitized Term Auto
	Receivables Trust 2019-4	1.760%	1/16/25	5,070	5,047

4	GMACM Mortgage Loan Trust 2005-AR6	3.991%	11/19/35	1,533	1,444
4,7	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	52,500	52,515
4,7	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	17,100	17,103
4,7	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	9,380	9,394
4,7	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	53,560	54,366
4,7	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,920	14,151
4,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	151,968	153,052
4,7	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	77,760	81,565
4,6,7Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.582%	8/25/60	9,626	9,600
4,7	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	20,500	20,939
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	5,140	5,186
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2019-1	3.210%	2/18/25	5,260	5,412
4,7	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	32,716	33,661
4,7	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	3,530	3,631
4,7	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	2,280	2,362
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	36,842
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,051
4	GS Mortgage Securities Trust 2012-GCJ7	5.686%	5/10/45	7,150	7,533
4	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	22,934	24,561
4,7	GS Mortgage Securities Trust 2013-GC13	4.083%	7/10/46	5,650	5,890
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	13,470
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,540
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	6,231	6,422
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	23,167
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	52,962
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	43,873	46,973
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,502
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	48,346
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	14,143
4	GS Mortgage Securities Trust 2014-GC24	4.513%	9/10/47	10,665	11,209
4	GS Mortgage Securities Trust 2014-GC24	4.534%	9/10/47	17,556	16,672
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	20,397
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	47,290	50,541
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,656	41,377
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	35,733	37,791
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	12,965
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	5,001
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	26,732	28,514
4	GS Mortgage Securities Trust 2015-GC34	4.652%	10/10/48	12,080	12,900
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,930	12,305
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	8,565	9,674
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,564
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	3,920	4,150
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	14,800	15,475
7	GTP Acquisition Partners I LLC	2.350%	6/15/20	1,540	1,542
4,7	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	1,985	2,026
4,7	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	27,621	29,118
4,7	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	17,935	15,815
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	40,800	41,019
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	9,060	9,147
4,7	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	32,594	32,798
4,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	6,785	6,812
4,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	14,756	14,873
4,7	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	12,520	12,829

4,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	4,265
4,6,7Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.361%	10/15/54	21,716	21,701
4,6,7Holmes Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	2.421%	10/15/54	16,879	16,859
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	9,030	9,061
4	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	14,910	15,085
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	5,460	5,591
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	100,490	101,652
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	20,390	20,755
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	7,720	7,976
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	7,470	7,656
4	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	12,600	12,562
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	40,670	42,233
4,7	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	11,800	11,819
4,7	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	2,300	2,303
4,7	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	4,100	4,115
4,7	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	3,800	3,815
4,7	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	1,700	1,707
4,7	Hudson Yards 2019-30HY	3.228%	7/10/39	11,750	12,503
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,125
4,7	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	6,480	6,489
4,7	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	34,805	34,917
4,7	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	26,560	26,864
4,7	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	4,370	4,448
4,7	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	34,080	34,017
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,129	1,129
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,367
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	10,660	10,897
4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	5,655	5,799
4	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	44,700	44,698
4	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	12,600	12,597
4	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	3,600	3,600
4,7	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	17,400	17,671
4,6,7Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 0.850%	2.739%	12/17/36	27,501	27,381
4,6,7Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 1.150%	3.039%	12/17/36	9,957	9,943
4,6,7Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.700%	2.589%	3/17/37	38,872	38,303
4,6,7Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.950%	2.839%	3/17/37	9,890	9,776
4,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,791	15,352
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,350	10,647

4	John Deere Owner Trust 2018-B	3.000%	1/15/26	6,740	6,931
4	John Deere Owner Trust 2019-B	2.320%	5/15/26	9,460	9,533
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	363	365
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	2,628	2,652
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.599%	11/15/43	6,225	6,351
4,7 JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.599%	11/15/43	7,100	7,289
4,7 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	23,604	24,236
4,7 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.395%	8/15/46	4,100	4,302
4,7 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,852
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	13,214	13,643
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	10,136	10,330
4,7 JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,142
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	28,320
4,7 JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,539	5,696
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	33,612	34,221
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,505	15,352
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.065%	1/15/46	9,350	9,782
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	7,528	7,753
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,472
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,970
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,827
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.963%	12/15/46	21,150	23,129
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.027%	12/15/46	9,770	10,573
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	28,694	29,477
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	27,979	28,830
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	18,116	18,757
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	14,370	15,544
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	12,517	13,439
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,866	18,792
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.039%	7/15/45	7,520	7,943

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	13,074	13,490
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	13,870	14,821
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	3,145	3,240
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	29,198
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	19,396
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.198%	11/15/45	13,495	14,735
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,860	24,665
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	36,630	39,435
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,931
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.812%	2/15/47	13,200	14,285
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.812%	2/15/47	5,850	6,230
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	1,975	2,121
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,982	11,709
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	29,824	31,062
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	48,489	51,392
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	17,150	17,941
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	25,257
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	51,660	55,930
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	15,901	17,333
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	21,082	22,819
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	12,364	13,259
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	24,053
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	27,470	29,869
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	10,675	11,455
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	6,430	6,746
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	5,693	6,101
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	8,500	9,602
4,6,7Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.570%	12/22/69	19,488	19,507
4,6,7Lanark Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	2.570%	12/22/69	10,283	10,330

4,7 Laurel Road Prime Student Loan Trust 2018-
	B	3.540%	5/26/43	30,280	31,531
4,7 LCCM Mortgage Trust 2014-A		3.388%	5/15/31	18,640	18,954
4	M Financial Securitized Term Auto
	Receivables Trust 2019-4	1.750%	7/18/24	34,980	34,880
4,7 Madison Avenue Trust 2013-650M		3.843%	10/12/32	12,460	12,598
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.366%	4/25/34	379	371
4	Mercedes-Benz Auto Receivables Trust 2018-
	1	3.150%	10/15/24	10,430	10,747
4	Mercedes-Benz Auto Receivables Trust 2019-
	1	2.040%	1/15/26	17,140	17,189
4,7 Mercedes-Benz Master Owner Trust 2019-B		2.610%	5/15/24	58,000	58,907
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	3.563%	2/25/33	543	528
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	4.849%	7/25/33	292	287
4,7 MMAF Equipment Finance LLC 2015-AA		2.490%	2/19/36	30,506	30,650
4,7 MMAF Equipment Finance LLC 2018-A		3.390%	1/10/25	6,680	6,880
4,7 MMAF Equipment Finance LLC 2018-A		3.610%	3/10/42	3,580	3,742
4,7 MMAF Equipment Finance LLC 2019-A		3.080%	11/12/41	6,400	6,609
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,548	22,097
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,077
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	4,875	4,964
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	7/15/46	28,493	30,350
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	7/15/46	3,372	3,456
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,093	8,542
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.154%	8/15/46	24,216	25,884
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	5,991	6,181
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	3,830	4,110
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	8,300	8,860
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,548
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	3,007
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	27,425	28,283
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	17,784
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	18,928
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	37,219	39,492
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	22,710	24,406
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.910%	4/15/47	1,895	2,055

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	39,977	42,704
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	9,540	10,164
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.337%	6/15/47	22,920	24,494
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.770%	6/15/47	12,300	13,047
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	32,178	34,219
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	7,460	7,942
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	13,400	14,389
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	17,350	17,876
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	23,220	24,593
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	21,800	22,371
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	37,941	39,714
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	9,540	10,074
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	18,458	19,827
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	20,280	21,519
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	28,104	30,226
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	8,498	9,113
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	28,089	29,665
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.749%	5/15/49	2,210	2,385
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	62,449	67,722
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	19,660	21,239
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,370
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,577
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,783
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,749
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,959
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,871	30,537
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	41,942	45,159
4	Morgan Stanley Capital I Trust 2015-UBS8	4.586%	12/15/48	11,440	12,158
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	11,960	12,519
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	34,680	35,498
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	20,170	21,616
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,765
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	7,332
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	4,946
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	4.330%	6/25/36	3,708	3,700
4,6,7Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.353%	9/25/24	15,932	15,928

4,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	38,450
4,6,7Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	2.673%	6/25/65	3,505	3,513
4,6,7Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	2.573%	3/25/66	23,875	23,957
4,7	Navient Student Loan Trust 2017-A	2.880%	12/16/58	17,580	17,803
4,7	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	55,679	56,482
4,7	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	13,300	13,776
4,7	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	63,650	66,910
4,7	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	5,345	5,385
4,7	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	54,450	56,604
4,7	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	38,720	40,253
4,7	Navient Student Loan Trust 2019-B	3.390%	12/15/59	17,930	18,797
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	11,020	11,184
4	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	21,790	22,014
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	10,700	10,867
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	24,151	24,177
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	22,040	22,112
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	10,430	10,748
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	7,290	7,540
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	103,450	104,819
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	20,100	20,554
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,212
4,7	One Bryant Park 2019 - OBP A	2.516%	9/15/54	17,640	17,652
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,411
4,6,7Pepper Residential Securities Trust 2017-A,
	1M USD LIBOR + 1.100%	3.039%	3/10/58	1,100	1,099
4,6,7Pepper Residential Securities Trust 2018-A,
	1M USD LIBOR + 0.950%	2.871%	3/12/47	529	529
4,6,7Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.771%	1/16/60	23,984	23,973
4,6,7Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	2.846%	6/20/60	13,023	13,041
4,6,7Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	2.828%	8/18/60	9,335	9,336
4,6,7Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.366%	7/15/58	12,200	12,197
4,7	PFS Financing Corp. 2017-B	2.220%	7/15/22	20,500	20,531
4,7	PFS Financing Corp. 2017-D	2.400%	10/17/22	34,130	34,210
4,7	PFS Financing Corp. 2018-D	3.190%	4/17/23	12,740	12,928
4,6,7PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	2.773%	11/25/65	23,439	23,454
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	24,930	24,886
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,303
4,7	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	15,540	15,499
4,7	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	4,030	4,031
4,7	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	17,796	18,011
4,7	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	2,220	2,238
4,7	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	23,335	24,179
4	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	6,218	6,367

4,6,7Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	2.739%	11/10/49	20,802	20,790
4,6,7Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.828%	12/5/59	25,665	25,683
4,6,7Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	2.789%	4/10/50	3,984	3,982
4	RFMSI Series 2006-SA2 Trust	5.121%	8/25/36	10,138	8,484
4	RFMSI Series 2006-SA3 Trust	5.198%	9/25/36	3,867	3,404
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	8,816	8,830
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,154
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	8,633	8,642
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	5,760	5,779
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	35,160	35,391
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	15,340	15,514
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	24,700	24,783
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	40,900	42,102
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	21,750	22,384
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	35,530	36,674
4,7	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	5,760	5,764
4,7	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	15,087	15,155
4,7	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	11,210	11,303
4,7	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	9,390	9,463
4,7	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	21,865	22,072
4,7	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	63,500	64,414
4,7	SBA Tower Trust	3.156%	10/8/20	10,760	10,805
4,7	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	10,240	10,211
4,7	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	5,360	5,480
4,7	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	6,450	6,641
4,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	1,717	1,723
4,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,095	14,103
4,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,166
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,765
4,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	8,877	8,963
4,6,7SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	3.371%	2/17/32	8,238	8,348
4,6,7SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	3.021%	9/15/34	9,479	9,545
4,6,7SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	2.821%	9/15/34	12,823	12,853
4,7	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	18,770	19,034
4,7	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	51,170	53,663
4,7	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	21,900	22,800
4,7	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	24,940	25,951
4,7	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	5,690	5,740

4,7	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	5,527	5,532
4,7	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	4,737	4,756
4,6,7SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	2.773%	1/25/39	1,771	1,781
4,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	1,938	1,944
4,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	13,207	13,378
4,6,7SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	2.423%	7/25/40	1,036	1,038
4,7	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	7,477	7,538
4,7	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	11,899	11,877
4,7	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	9,940	10,075
4,7	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	8,667	8,659
4,7	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	12,320	12,439
4,7	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	14,436	14,459
4,7	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	15,490	15,754
4,7	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	27,178	28,042
4,7	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	43,720	45,465
4,7	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	41,350	42,975
4,7	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	16,050	16,373
4,7	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	12,728	13,331
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	34,590	35,471
4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	25,420	25,646
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	10,715	10,767
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	31,940	32,548
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	9,688	9,839
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	13,000	13,207
4,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,362	8,482
4,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	11,979	12,792
4,7	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	10,391	11,105
4,7	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	1,108	1,108
4,7	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	1,180	1,182
4,7	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	1,330	1,333
4,7	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	87,718	89,134
4,7	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	10,750	11,003
4,7	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	6,850	6,983
4,7	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	10,675	10,861
4,7	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	5,830	5,840
4,7	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	4,346	4,382
4,7	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	4,873	4,966
4,7	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	1,449	1,494
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	25,765
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	2,790	2,798
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	82,810	83,056
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	7,287	7,355
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	13,640	13,988

4	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	23,380	23,739
4	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	10,160	10,484
4	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	4,880	5,031
4	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	43,150	43,157
4,7 Trafigura Securitisation Finance plc 2017-1A		2.470%	12/15/20	47,250	47,168
4,7 Trafigura Securitisation Finance plc 2018-1A		3.730%	3/15/22	52,600	53,038
4,7 Trillium Credit Card Trust II 2019-2A		3.038%	1/26/24	41,150	41,657
4,7 Trinity Rail Leasing LP 2018-1A		4.620%	6/17/48	21,060	22,753
4,7 Trip Rail Master Funding LLC 2017-1A		2.709%	8/15/47	2,445	2,440
4,7 Triton Container Finance LLC 2018-A2		4.190%	6/22/43	28,089	28,467
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,299
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	13,995	15,216
4	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	5,849	6,250
4,7 UBS-BAMLL Trust 2012-WRM		3.663%	6/10/30	25,038	25,776
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	9,054	9,232
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	7,560	7,814
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	2,304	2,392
4	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	12,220	12,275
4,7 Vantage Data Centers LLC 2018-1A		4.072%	2/16/43	15,453	15,976
4,7 Vantage Data Centers LLC 2019-1A		3.188%	7/15/44	5,990	6,079
4,7 Verizon Owner Trust 2017-3		2.380%	4/20/22	17,380	17,410
4,7 Verizon Owner Trust 2017-3		2.530%	4/20/22	18,650	18,717
4,7 Verizon Owner Trust 2018-1		2.820%	9/20/22	57,440	57,835
4,7 Verizon Owner Trust 2018-1		3.050%	9/20/22	23,660	23,913
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	13,320	13,562
4	Verizon Owner Trust 2019-A	2.930%	9/20/23	23,130	23,538
4	Verizon Owner Trust 2019-A	1.940%	4/22/24	44,940	44,962
4,7 VNDO 2012-6AVE Mortgage Trust		2.996%	11/15/30	13,561	13,876
4,7 VNDO 2013-PENN Mortgage Trust		3.808%	12/13/29	11,130	11,299
4,7 VNDO 2013-PENN Mortgage Trust		3.947%	12/13/29	3,270	3,322
4,7 VNDO 2013-PENN Mortgage Trust		3.947%	12/13/29	2,450	2,480
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	15,280	15,475
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	6,970	7,157
4	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,910	9,221
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	4.720%	1/25/33	99	97
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	4.425%	8/25/33	422	417
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	4.317%	9/25/33	675	674
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	28,706	29,324
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,704
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	6,455	6,692
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	35,662	38,140
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.285%	7/15/46	4,906	5,226
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	46,028
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,530

4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	12,250	12,972
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	6,830	6,988
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	31,300	33,049
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	29,810	31,153
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	32,807	34,134
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	49,460	52,410
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	55,212	59,193
4 Wells Fargo Commercial Mortgage Trust
2015-C29	4.224%	6/15/48	12,420	13,122
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	22,214	23,380
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	20,610	22,160
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	17,222	18,601
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.497%	9/15/58	11,490	12,181
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	23,212	25,172
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	8,550	9,288
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.544%	9/15/58	14,300	15,180
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	34,490	37,152
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	23,085	23,583
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	35,600	38,114
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	9,590	10,319
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	11,967	13,066
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	15,680	16,832
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	5,750	6,044
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	65,280	69,888
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	45,250	48,987
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	39,807	42,801
4 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	12,935	14,016
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	7,660	8,291
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	43,290	48,190
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.514%	3/15/51	5,973	6,462

4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	14,035	15,829
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	22,110	24,778
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	21,240	24,475
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	6,553	7,294
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	7,894	8,676
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	6,320	7,091
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	10,300	11,131
4	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	14,768	15,232
4	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.563%	10/25/36	5,342	5,171
4,7 Wendys Funding LLC 2015-1A		4.497%	6/15/45	6,230	6,427
4,7 Wendys Funding LLC 2018-1		3.573%	3/15/48	6,376	6,480
4,7 Wendys Funding LLC 2018-1		3.884%	3/15/48	9,589	9,752
4,7 WFLD 2014-MONT Mortgage Trust		3.755%	8/10/31	35,485	37,936
4,7 WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	11,719	12,010
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	11,181
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	12,161
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,256
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,587
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	21,367	21,799
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,945
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,308
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	18,086	18,619
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	14,980	15,974
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,836
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	2,884	2,973
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,446
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	5,686	5,871
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	27,830	29,975
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.693%	12/15/46	5,775	6,307
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	30,300	32,152
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	23,553	25,379
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	40,481	43,526
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,727
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,607

4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	1,706	1,791
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	45,404	48,318
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,582
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	12,840
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	12,789	13,570
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	10,655	11,470
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	25,912	27,550
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,690	2,849
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	47,473	50,954
4	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	16,040	16,271
4	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	8,670	8,817
4	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,660	3,823
4	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,060	6,291
4	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	5,210	5,339
4	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	19,795	19,888
4	World Omni Automobile Lease Securitization
	Trust 2018-B	3.190%	12/15/21	16,570	16,802
4	World Omni Automobile Lease Securitization
	Trust 2019-B	2.030%	11/15/22	33,750	33,645
4	World Omni Automobile Lease Securitization
	Trust 2019-B	3.240%	7/15/24	5,750	5,862
4,7 World Omni Select Auto Trust A Series 2018-
	1 A3	3.460%	3/15/23	11,640	11,794
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,925,354)					14,308,006
Corporate Bonds (64.4%)
Finance (27.2%)
	Banking (23.8%)
7	ABN AMRO Bank NV	3.400%	8/27/21	58,200	59,618
	Ally Financial Inc.	4.125%	3/30/20	832	838
	Ally Financial Inc.	3.875%	5/21/24	4,860	5,079
	Ally Financial Inc.	5.750%	11/20/25	4,850	5,396
	American Express Co.	3.700%	11/5/21	72,400	74,859
	American Express Co.	2.750%	5/20/22	34,000	34,660
	American Express Co.	3.700%	8/3/23	118,072	124,957
	American Express Co.	2.500%	7/30/24	37,490	37,957
	American Express Credit Corp.	2.250%	5/5/21	10,413	10,471
7	ANZ New Zealand International Ltd.	2.200%	7/17/20	29,275	29,341
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	37,465	38,201
6,8 Australia & New Zealand Banking Group Ltd.,
	3M Australian Bank Bill Rate + 2.700%	3.670%	5/17/26	8,750	6,182
7	Banco Santander	2.500%	12/15/20	82,290	82,441
	Banco Santander SA	2.706%	6/27/24	48,400	49,048
	Bank of America Corp.	2.625%	4/19/21	12,146	12,276
4	Bank of America Corp.	2.369%	7/21/21	192,276	192,576
4	Bank of America Corp.	2.328%	10/1/21	162,270	162,669
4	Bank of America Corp.	2.738%	1/23/22	34,000	34,299
4,9 Bank of America Corp.		0.736%	2/7/22	14,550	16,388

4	Bank of America Corp.	3.124%	1/20/23	44,075	45,032
4	Bank of America Corp.	2.816%	7/21/23	19,500	19,824
	Bank of America Corp.	3.004%	12/20/23	112,818	115,395
	Bank of America Corp.	4.125%	1/22/24	48,795	52,483
4	Bank of America Corp.	3.550%	3/5/24	120,280	125,095
4	Bank of America Corp.	3.864%	7/23/24	13,200	13,912
4	Bank of America Corp.	2.456%	10/22/25	19,250	19,372
	Bank of Montreal	2.900%	3/26/22	63,060	64,290
	Bank of Montreal	3.300%	2/5/24	89,350	93,134
	Bank of New York Mellon Corp.	2.050%	5/3/21	11,000	11,030
	Bank of New York Mellon Corp.	2.950%	1/29/23	6,700	6,894
4	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	4,912
	Bank of New York Mellon Corp.	3.450%	8/11/23	31,390	32,992
	Bank of Nova Scotia	2.228%	12/11/19	114,005	114,031
	Bank of Nova Scotia	2.500%	1/8/21	36,955	37,199
	Bank of Nova Scotia	4.375%	1/13/21	7,700	7,924
7	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	7,165	7,184
9	Banque Federative du Credit Mutuel SA	0.125%	8/30/21	14,500	16,244
10	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	22,898
7	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	27,015	27,439
7	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	81,705	85,955
10	Barclays Bank plc	10.000%	5/21/21	47,365	68,951
4	Barclays plc	4.610%	2/15/23	11,150	11,588
4	Barclays plc	3.932%	5/7/25	31,400	32,761
	BB&T Corp.	2.050%	5/10/21	14,000	14,021
	BB&T Corp.	3.950%	3/22/22	4,300	4,471
	BB&T Corp.	3.050%	6/20/22	48,580	49,740
	BB&T Corp.	3.750%	12/6/23	33,980	36,063
8	BPCE SA	3.500%	4/24/20	7,950	5,531
	BPCE SA	2.750%	12/2/21	18,772	19,040
6,8 BPCE SA, 3M Australian Bank Bill Rate +
	1.300%	2.183%	4/24/20	21,310	14,744
	Branch Banking & Trust Co.	2.250%	6/1/20	62,365	62,473
	Branch Banking & Trust Co.	2.625%	1/15/22	124,364	126,035
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	29,145	29,567
4	Canadian Imperial Bank of Commerce	2.606%	7/22/23	128,698	129,657
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	141,180	148,228
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	14,280	14,763
	Capital One Financial Corp.	3.050%	3/9/22	26,645	27,164
	Capital One NA	2.250%	9/13/21	15,602	15,661
	Citibank NA	2.850%	2/12/21	262,150	265,162
	Citigroup Inc.	2.650%	10/26/20	68,589	69,068
	Citigroup Inc.	2.700%	3/30/21	13,175	13,297
	Citigroup Inc.	2.750%	4/25/22	63,390	64,309
4	Citigroup Inc.	2.312%	11/4/22	38,850	38,897
4	Citigroup Inc.	2.876%	7/24/23	13,810	14,035
10	Citigroup Inc.	2.750%	1/24/24	7,985	10,840
4	Citigroup Inc.	4.044%	6/1/24	35,955	38,036
	Citizens Bank NA	3.250%	2/14/22	38,875	39,876
	Comerica Inc.	3.700%	7/31/23	36,900	38,945
	Commonwealth Bank of Australia	2.400%	11/2/20	18,055	18,154
7	Commonwealth Bank of Australia	2.750%	3/10/22	36,895	37,569
7	Commonwealth Bank of Australia	2.500%	9/18/22	76,668	77,688
7	Commonwealth Bank of Australia	3.450%	3/16/23	62,409	65,196
7	Commonwealth Bank of Australia	3.350%	6/4/24	34,000	35,818
6,8 Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	3.611%	6/3/26	3,200	2,260
8	Cooperatieve Rabobank UA	5.000%	7/2/25	10,800	7,592

	Cooperatieve Rabobank UA	2.750%	1/10/23	61,060	62,257
7	Cooperatieve Rabobank UA	3.875%	9/26/23	61,320	64,969
	Cooperatieve Rabobank UA	4.625%	12/1/23	76,000	81,884
6,8 Cooperatieve Rabobank UA, 3M Australian
	Bank Bill Rate + 2.500%	3.360%	7/2/25	23,650	16,469
4,7 Credit Suisse Group AG		4.207%	6/12/24	63,000	66,285
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	81,590	82,454
7	Danske Bank A/S	2.750%	9/17/20	23,273	23,414
9	Danske Bank A/S	0.500%	5/6/21	32,908	37,040
7	Danske Bank A/S	2.000%	9/8/21	25,872	25,726
4,7 Danske Bank A/S		3.001%	9/20/22	39,000	39,398
7	Danske Bank A/S	3.875%	9/12/23	34,000	35,428
	Deutsche Bank AG	3.150%	1/22/21	57,440	57,531
7	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	58,625	58,863
	Fifth Third Bancorp	3.650%	1/25/24	29,100	30,682
	Fifth Third Bank	2.200%	10/30/20	46,125	46,231
	Fifth Third Bank	2.250%	6/14/21	28,181	28,323
	Fifth Third Bank	2.875%	10/1/21	17,095	17,370
	First Republic Bank	2.500%	6/6/22	94,470	95,607
	Goldman Sachs Group Inc.	2.300%	12/13/19	159,650	159,616
	Goldman Sachs Group Inc.	2.750%	9/15/20	88,455	88,995
	Goldman Sachs Group Inc.	2.600%	12/27/20	210,375	210,625
	Goldman Sachs Group Inc.	2.875%	2/25/21	158,874	160,491
	Goldman Sachs Group Inc.	2.625%	4/25/21	98,334	99,228
9	Goldman Sachs Group Inc.	2.500%	10/18/21	14,550	17,064
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,625	9,663
	Goldman Sachs Group Inc.	5.750%	1/24/22	89,948	96,413
	Goldman Sachs Group Inc.	3.000%	4/26/22	60,810	61,588
4	Goldman Sachs Group Inc.	2.876%	10/31/22	34,318	34,778
4	Goldman Sachs Group Inc.	2.908%	6/5/23	48,238	49,046
4	Goldman Sachs Group Inc.	2.905%	7/24/23	5,100	5,186
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	65,210
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,800	15,789
	Goldman Sachs Group Inc.	3.850%	7/8/24	19,400	20,553
6,8 Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.175%	8/26/20	14,870	10,296
6,8 Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.370%	2.378%	9/8/21	19,280	13,423
	HSBC Bank USA NA	4.875%	8/24/20	23,750	24,292
	HSBC Holdings plc	2.950%	5/25/21	109,905	111,323
	HSBC Holdings plc	2.650%	1/5/22	75,105	75,942
	HSBC Holdings plc	4.000%	3/30/22	9,700	10,144
4	HSBC Holdings plc	3.262%	3/13/23	53,320	54,234
	HSBC Holdings plc	3.600%	5/25/23	13,595	14,186
4	HSBC Holdings plc	3.033%	11/22/23	96,585	98,574
4	HSBC Holdings plc	3.950%	5/18/24	56,352	59,029
4	HSBC Holdings plc	3.803%	3/11/25	116,630	122,172
	Huntington National Bank	2.375%	3/10/20	54,920	54,943
	Huntington National Bank	2.875%	8/20/20	33,581	33,826
	Huntington National Bank	2.500%	8/7/22	55,115	55,856
	Huntington National Bank	3.550%	10/6/23	42,085	44,397
7	ING Bank NV	2.700%	8/17/20	3,907	3,933
7	ING Bank NV	2.050%	8/15/21	10,000	10,004
7	Intesa Sanpaolo SPA	3.250%	9/23/24	58,000	58,313
	JPMorgan Chase & Co.	2.250%	1/23/20	14,238	14,242
	JPMorgan Chase & Co.	2.550%	10/29/20	181,838	182,909
	JPMorgan Chase & Co.	2.550%	3/1/21	33,625	33,902

9	JPMorgan Chase & Co.	2.625%	4/23/21	14,555	16,926
	JPMorgan Chase & Co.	2.295%	8/15/21	5,427	5,435
9	JPMorgan Chase & Co.	1.375%	9/16/21	14,550	16,709
	JPMorgan Chase & Co.	4.500%	1/24/22	7,302	7,703
4	JPMorgan Chase & Co.	3.514%	6/18/22	130,215	133,129
	JPMorgan Chase & Co.	3.250%	9/23/22	13,000	13,458
	JPMorgan Chase & Co.	2.972%	1/15/23	106,262	108,202
4	JPMorgan Chase & Co.	3.207%	4/1/23	24,715	25,329
4	JPMorgan Chase & Co.	2.776%	4/25/23	96,455	97,952
	JPMorgan Chase & Co.	2.700%	5/18/23	42,765	43,658
4	JPMorgan Chase & Co.	3.559%	4/23/24	58,165	60,677
4	JPMorgan Chase & Co.	4.023%	12/5/24	52,785	56,357
4	JPMorgan Chase & Co.	2.301%	10/15/25	120,500	120,199
4	JPMorgan Chase Bank NA	3.086%	4/26/21	68,445	68,796
	KeyBank NA	2.500%	11/22/21	5,765	5,820
	KeyBank NA	2.300%	9/14/22	14,580	14,694
9	Leeds Building Society	2.625%	4/1/21	14,600	16,897
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	56,607
4	Lloyds Banking Group plc	2.907%	11/7/23	78,040	79,160
	Macquarie Bank Ltd.	6.625%	4/7/21	6,530	6,900
8	Macquarie Group Ltd.	3.250%	12/15/22	4,300	3,046
4,7 Macquarie Group Ltd.		3.189%	11/28/23	7,450	7,605
4	Macquarie Group Ltd.	3.189%	11/28/23	28,540	29,134
6,8 Macquarie Group Ltd., 3M Australian Bank Bill
	Rate + 1.150%	2.185%	12/15/22	30,640	21,167
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	34,335	34,395
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	14,920	15,085
6	Manufacturers & Traders Trust Co., 3M USD
	LIBOR + 0.640%	2.778%	12/1/21	9,755	9,760
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	38,663	39,067
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	19,965	20,423
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	10,400	10,412
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	114,195	116,857
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	90,000	91,086
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	152,118	153,772
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	130,155	136,957
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	8,826
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	92,535	96,199
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	48,300	49,265
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,851
	Mizuho Bank Ltd.	2.340%	12/4/19	185,675	185,759
7	Mizuho Bank Ltd.	2.950%	10/17/22	2,800	2,855
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,995	16,044
	Mizuho Financial Group Inc.	2.953%	2/28/22	20,633	20,981
4	Mizuho Financial Group Inc.	2.721%	7/16/23	63,000	63,553
	Morgan Stanley	2.650%	1/27/20	45,913	45,980
	Morgan Stanley	2.800%	6/16/20	50,742	50,985
	Morgan Stanley	2.500%	4/21/21	14,000	14,102
	Morgan Stanley	5.500%	7/28/21	26,000	27,511
	Morgan Stanley	2.625%	11/17/21	242,879	245,454
	Morgan Stanley	2.750%	5/19/22	87,610	88,936
	Morgan Stanley	3.125%	1/23/23	155,676	160,077
	Morgan Stanley	3.750%	2/25/23	19,425	20,425
4	Morgan Stanley	2.720%	7/22/25	37,000	37,476
7	MUFG Bank Ltd.	2.300%	3/5/20	68,518	68,570
7	MUFG Bank Ltd.	2.750%	9/14/20	88,651	89,335
7	MUFG Bank Ltd.	2.850%	9/8/21	21,300	21,578
	MUFG Union Bank NA	3.150%	4/1/22	115,775	118,764

7	National Bank of Canada	2.150%	10/7/22	45,250	45,211
4,7 Nationwide Building Society		3.766%	3/8/24	6,900	7,136
9	NIBC Bank NV	1.500%	1/31/22	7,850	9,024
10	NIBC Bank NV	3.125%	11/15/23	10,900	14,596
	PNC Bank NA	2.300%	6/1/20	14,636	14,668
	PNC Bank NA	2.450%	11/5/20	15,636	15,718
	PNC Bank NA	2.550%	12/9/21	37,330	37,701
	PNC Bank NA	2.625%	2/17/22	91,150	92,275
	PNC Bank NA	2.700%	11/1/22	36,000	36,462
	PNC Bank NA	3.800%	7/25/23	15,250	16,066
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,000	12,254
	PNC Financial Services Group Inc.	2.200%	11/1/24	35,000	35,237
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,288
	Regions Financial Corp.	2.750%	8/14/22	10,605	10,802
	Royal Bank of Canada	2.150%	10/26/20	150,358	150,787
	Royal Bank of Canada	3.700%	10/5/23	41,205	43,609
	Royal Bank of Canada	2.550%	7/16/24	83,367	84,776
	Royal Bank of Canada	2.250%	11/1/24	75,200	75,221
	Royal Bank of Scotland Group plc	3.875%	9/12/23	6,170	6,429
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	9,700	10,291
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	44,720	47,412
	Santander Holdings USA Inc.	3.700%	3/28/22	78,880	81,013
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	59,765
	Santander Holdings USA Inc.	3.500%	6/7/24	12,000	12,344
4	Santander UK Group Holdings plc	3.373%	1/5/24	48,580	49,581
4	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	27,875
	Santander UK plc	3.750%	11/15/21	43,750	45,147
7	Santander UK plc	5.000%	11/7/23	12,306	13,258
	Santander UK plc	4.000%	3/13/24	31,300	33,508
	State Street Corp.	3.700%	11/20/23	31,620	33,717
4	State Street Corp.	2.354%	11/1/25	24,800	25,007
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	13,190	13,205
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	6,400	6,428
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	114,717	115,522
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	99,325	100,776
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	46,780	47,643
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	72,358	74,230
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	70,782
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	96,500	97,676
6,8 Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	2.215%	3/29/22	41,051	28,468
4	SunTrust Bank	2.590%	1/29/21	1,100	1,101
4	SunTrust Bank	3.525%	10/26/21	48,600	49,381
	SunTrust Bank	2.800%	5/17/22	155,900	158,797
	SunTrust Bank	2.450%	8/1/22	79,275	80,141
	SunTrust Bank	3.200%	4/1/24	105,950	110,522
4	SunTrust Bank	3.689%	8/2/24	37,570	39,566
	SunTrust Banks Inc.	2.700%	1/27/22	46,750	47,353
	Svenska Handelsbanken AB	2.450%	3/30/21	52,150	52,499
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	35,421
9	Svenska Handelsbanken AB	4.375%	10/20/21	14,550	17,678
8	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	9,179
	Svenska Handelsbanken AB	3.900%	11/20/23	43,175	46,139
10	Swedbank AB	1.250%	12/29/21	19,410	25,117
10	Swedbank AB	1.625%	12/28/22	38,080	49,735
	Synchrony Bank	3.000%	6/15/22	28,060	28,466
	Toronto-Dominion Bank	3.150%	9/17/20	62,755	63,384
	Toronto-Dominion Bank	3.250%	6/11/21	175,910	179,750

	Toronto-Dominion Bank	3.500%	7/19/23	164,890	173,505
7	UBS AG	2.450%	12/1/20	150,065	151,036
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	35,067	35,477
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	43,320	43,780
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	20,975	21,598
4,7	UBS Group Funding Switzerland AG	2.859%	8/15/23	58,400	59,242
	US Bancorp	2.950%	7/15/22	29,300	30,046
	US Bancorp	3.375%	2/5/24	39,325	41,490
	US Bancorp	2.400%	7/30/24	42,000	42,654
	US Bank NA	3.450%	11/16/21	43,025	44,416
	US Bank NA	2.650%	5/23/22	70,615	71,986
§,11 Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	4.600%	4/1/21	7,000	7,249
	Wells Fargo & Co.	2.100%	7/26/21	41,205	41,281
	Wells Fargo & Co.	2.625%	7/22/22	119,600	121,210
	Wells Fargo & Co.	3.069%	1/24/23	19,500	19,876
	Wells Fargo & Co.	3.450%	2/13/23	44,500	46,066
	Wells Fargo & Co.	3.750%	1/24/24	85,675	90,725
4	Wells Fargo & Co.	2.406%	10/30/25	66,325	66,332
6,8	Wells Fargo & Co., 3M Australian Bank Bill
	Rate + 1.320%	2.205%	7/27/21	23,240	16,173
	Wells Fargo Bank NA	2.600%	1/15/21	48,600	49,002
4	Wells Fargo Bank NA	3.325%	7/23/21	292,995	295,714
	Wells Fargo Bank NA	3.625%	10/22/21	146,400	150,874
4	Wells Fargo Bank NA	2.082%	9/9/22	94,000	93,833
10	Wells Fargo Bank NA	5.250%	8/1/23	13,100	19,223
	Wells Fargo Bank NA	3.550%	8/14/23	71,290	74,954
	Westpac Banking Corp.	2.100%	5/13/21	13,549	13,589
	Westpac Banking Corp.	2.000%	8/19/21	104,845	105,039
	Westpac Banking Corp.	2.750%	1/11/23	157,175	160,454
	Westpac Banking Corp.	3.300%	2/26/24	67,310	70,396
6,8	Westpac Banking Corp., 3M Australian Bank
	Bill Rate + 3.100%	4.112%	3/10/26	5,200	3,681

	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.000%	3/22/22	37,000	37,792
9	Blackstone Property Partners Europe
	Holdings Sarl	1.400%	7/6/22	26,785	30,568
	Charles Schwab Corp.	3.550%	2/1/24	4,800	5,072
	Franklin Resources Inc.	2.800%	9/15/22	28,672	29,239
	Invesco Finance plc	3.125%	11/30/22	29,485	30,210
§,11 Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	9,410	1
	Stifel Financial Corp.	3.500%	12/1/20	14,595	14,779
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,809	9,003

	Finance Companies (0.1%)
8	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	65,910	46,578
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,616

	Insurance (2.0%)
	Aflac Inc.	3.625%	11/15/24	10,900	11,659
7	AIG Global Funding	2.150%	7/2/20	14,635	14,657
7	AIG Global Funding	2.700%	12/15/21	13,080	13,232
	Alleghany Corp.	5.625%	9/15/20	8,890	9,156
	AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,541
9	Berkshire Hathaway Inc.	0.250%	1/17/21	14,555	16,305
	Berkshire Hathaway Inc.	2.750%	3/15/23	108,976	112,277

Centene Corp.	4.750%	5/15/22	8,295	8,492
Centene Corp.	6.125%	2/15/24	12,088	12,571
Centene Corp.	4.750%	1/15/25	1,650	1,710
Chubb INA Holdings Inc.	2.300%	11/3/20	20,385	20,449
Chubb INA Holdings Inc.	2.875%	11/3/22	22,700	23,355
Chubb INA Holdings Inc.	2.700%	3/13/23	25,575	26,180
Cigna Corp.	3.200%	9/17/20	59,050	59,642
Coventry Health Care Inc.	5.450%	6/15/21	8,200	8,584
7 Five Corners Funding Trust	4.419%	11/15/23	88,012	95,444
Lincoln National Corp.	4.000%	9/1/23	5,000	5,339
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	19,410	19,438
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	7,925	8,232
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,100	8,383
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,337
7 MassMutual Global Funding II	2.750%	6/22/24	54,080	55,335
7 Metropolitan Life Global Funding I	3.450%	10/9/21	19,565	20,145
7 Metropolitan Life Global Funding I	3.600%	1/11/24	12,965	13,757
7 New York Life Global Funding	1.950%	2/11/20	19,470	19,477
7 Pricoa Global Funding I	2.550%	11/24/20	6,830	6,877
7 Pricoa Global Funding I	2.200%	6/3/21	11,590	11,632
7 Principal Life Global Funding II	2.204%	12/11/19	176,925	176,937
7 Principal Life Global Funding II	2.200%	4/8/20	28,665	28,711
Progressive Corp.	3.750%	8/23/21	19,046	19,692
Prudential Financial Inc.	4.500%	11/15/20	1,423	1,462
Prudential Financial Inc.	4.500%	11/16/21	14,589	15,331
Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	21,212
Reinsurance Group of America Inc.	5.000%	6/1/21	4,750	4,951
7 Reliance Standard Life Global Funding II	2.500%	1/15/20	28,115	28,139
7 Reliance Standard Life Global Funding II	2.375%	5/4/20	24,320	24,354
7 Reliance Standard Life Global Funding II	3.850%	9/19/23	36,230	38,108
7 Swiss Re Treasury US Corp.	2.875%	12/6/22	34,800	35,489
Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,386
UnitedHealth Group Inc.	4.700%	2/15/21	12,750	13,104
UnitedHealth Group Inc.	2.375%	10/15/22	82,000	83,175
UnitedHealth Group Inc.	2.750%	2/15/23	11,600	11,866
UnitedHealth Group Inc.	2.875%	3/15/23	33,000	33,915
UnitedHealth Group Inc.	3.500%	2/15/24	45,680	48,343
UnitedHealth Group Inc.	2.375%	8/15/24	14,670	14,868

Real Estate Investment Trusts (1.0%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	2,429	2,560
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	32,065	34,252
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	47,467
Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,611
Brixmor Operating Partnership LP	3.875%	8/15/22	10,845	11,269
Brixmor Operating Partnership LP	3.650%	6/15/24	33,550	34,909
Camden Property Trust	2.950%	12/15/22	9,760	9,961
Camden Property Trust	4.875%	6/15/23	3,025	3,287
Camden Property Trust	4.250%	1/15/24	15,887	17,047
Camden Property Trust	3.500%	9/15/24	2,785	2,926
Digital Realty Trust LP	3.950%	7/1/22	44,160	46,039
ERP Operating LP	4.750%	7/15/20	2,349	2,376
Federal Realty Investment Trust	2.550%	1/15/21	14,551	14,643
Federal Realty Investment Trust	3.000%	8/1/22	21,448	21,884
Federal Realty Investment Trust	2.750%	6/1/23	2,800	2,847
Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,636
Healthpeak Properties Inc.	4.000%	12/1/22	4,850	5,105
Healthpeak Properties Inc.	4.250%	11/15/23	17,120	18,350

Healthpeak Properties Inc.	4.200%	3/1/24	7,815	8,436
Healthpeak Properties Inc.	3.400%	2/1/25	11,470	12,026
Highwoods Realty LP	3.200%	6/15/21	5,750	5,825
8 Lendlease Finance Ltd.	6.000%	5/13/20	9,710	6,840
Omega Healthcare Investors Inc.	4.950%	4/1/24	14,500	15,670
Realty Income Corp.	5.750%	1/15/21	3,905	4,046
Realty Income Corp.	3.250%	10/15/22	92,430	95,477
Realty Income Corp.	3.875%	4/15/25	19,295	20,761
Simon Property Group LP	2.500%	7/15/21	13,200	13,324
Simon Property Group LP	2.350%	1/30/22	28,290	28,511
Simon Property Group LP	2.750%	2/1/23	5,300	5,429
Simon Property Group LP	2.000%	9/13/24	51,400	51,208
Welltower Inc.	3.750%	3/15/23	13,000	13,590
Welltower Inc.	3.950%	9/1/23	29,145	30,880
Welltower Inc.	3.625%	3/15/24	19,435	20,517
				16,633,567
Industrial (32.4%)
Basic Industry (1.1%)
7 Air Liquide Finance SA	1.750%	9/27/21	110,530	110,091
7 Air Liquide Finance SA	2.250%	9/27/23	8,407	8,447
Airgas Inc.	2.375%	2/15/20	14,825	14,846
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,846	6,999
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	15,315	16,365
7 Chevron Phillips Chemical Co. LLC / Chevron
Phillips Chemical Co. LP	3.300%	5/1/23	60,938	63,098
Dow Chemical Co.	4.125%	11/15/21	43,563	45,504
Dow Chemical Co.	3.000%	11/15/22	9,705	9,938
DuPont de Nemours Inc.	3.766%	11/15/20	24,437	24,882
DuPont de Nemours Inc.	4.205%	11/15/23	106,935	114,510
Eastman Chemical Co.	3.600%	8/15/22	19,770	20,435
Ecolab Inc.	4.350%	12/8/21	8,134	8,551
Ecolab Inc.	2.375%	8/10/22	21,648	21,913
FMC Corp.	3.950%	2/1/22	19,660	20,266
International Flavors & Fragrances Inc.	3.400%	9/25/20	15,560	15,743
LYB International Finance BV	4.000%	7/15/23	3,643	3,861
LyondellBasell Industries NV	5.750%	4/15/24	7,850	8,851
Newmont Goldcorp Corp.	3.500%	3/15/22	8,685	8,950
Newmont Goldcorp Corp.	3.700%	3/15/23	5,965	6,188
Nutrien Ltd.	4.875%	3/30/20	6,160	6,229
Nutrien Ltd.	3.150%	10/1/22	4,855	4,962
Nutrien Ltd.	3.500%	6/1/23	1,945	2,015
Nutrien Ltd.	3.625%	3/15/24	30,897	32,499
Praxair Inc.	2.200%	8/15/22	2,836	2,859
Vale Overseas Ltd.	6.250%	8/10/26	10,265	11,907
9 Vale SA	3.750%	1/10/23	15,990	19,337
WestRock RKT Co.	4.900%	3/1/22	3,960	4,190
WestRock RKT Co.	4.000%	3/1/23	35,251	37,047

Capital Goods (3.0%)
9 3M Co.	0.375%	2/15/22	14,555	16,415
3M Co.	1.750%	2/14/23	34,505	34,434
3M Co.	2.250%	3/15/23	25,640	25,971
Acuity Brands Lighting Inc.	6.000%	12/15/19	17,900	17,977
7 Airbus Finance BV	2.700%	4/17/23	5,982	6,105
Ball Corp.	4.375%	12/15/20	2,900	2,958
Ball Corp.	4.000%	11/15/23	7,285	7,622
Berry Global Inc.	5.500%	5/15/22	2,585	2,621

	Berry Global Inc.	6.000%	10/15/22	524	533
7	Berry Global Inc.	4.875%	7/15/26	3,880	4,107
	Boeing Co.	2.300%	8/1/21	104,380	105,056
	Boeing Co.	2.125%	3/1/22	10,420	10,440
	Boeing Co.	2.700%	5/1/22	38,845	39,475
	Boeing Co.	1.875%	6/15/23	14,281	14,196
	Boeing Co.	2.800%	3/1/24	19,435	19,934
	Boeing Co.	2.850%	10/30/24	7,500	7,703
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,744
	Caterpillar Financial Services Corp.	2.650%	5/17/21	94,315	95,434
	Caterpillar Financial Services Corp.	1.931%	10/1/21	8,865	8,877
	Caterpillar Financial Services Corp.	2.400%	6/6/22	67,305	68,205
	Caterpillar Financial Services Corp.	1.900%	9/6/22	107,700	107,772
	Caterpillar Financial Services Corp.	2.550%	11/29/22	19,400	19,790
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	22,707
7	CFX Escrow Corp.	6.000%	2/15/24	5,200	5,525
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,963
	CNH Industrial Capital LLC	3.875%	10/15/21	7,362	7,575
	CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,766
	CNH Industrial NV	4.500%	8/15/23	33,895	36,242
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,200	6,808
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,676
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,412
	Embraer SA	5.150%	6/15/22	21,700	22,937
	John Deere Capital Corp.	1.950%	6/13/22	21,570	21,586
	Johnson Controls International plc	5.000%	3/30/20	10,700	10,823
	Johnson Controls International plc	3.750%	12/1/21	857	882
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,397
7	L3Harris Technologies Inc.	4.950%	2/15/21	24,327	25,013
7	L3Harris Technologies Inc.	3.850%	6/15/23	23,300	24,614
	Northrop Grumman Corp.	2.550%	10/15/22	82,859	84,176
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	6,022
	Precision Castparts Corp.	2.500%	1/15/23	96,057	97,723
	Raytheon Co.	4.400%	2/15/20	2,070	2,083
	Raytheon Co.	2.500%	12/15/22	14,600	14,845
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	4,713	4,713
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	6,240	6,248
6,7 Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu, 3M
	USD LIBOR + 3.500%	5.501%	7/15/21	17,330	17,352
	Rockwell Collins Inc.	2.800%	3/15/22	90,686	92,392
	Stanley Black & Decker Inc.	2.900%	11/1/22	40,800	41,647
9	Thales SA	0.000%	5/31/22	20,800	23,227
	United Rentals North America Inc.	4.625%	7/15/23	6,135	6,258
	United Rentals North America Inc.	4.625%	10/15/25	8,230	8,415
	United Rentals North America Inc.	3.875%	11/15/27	3,550	3,603
	United Technologies Corp.	4.500%	4/15/20	36,514	36,892
	United Technologies Corp.	3.350%	8/16/21	8,800	8,990
	United Technologies Corp.	1.950%	11/1/21	19,000	19,028
9	United Technologies Corp.	1.125%	12/15/21	14,550	16,568
	United Technologies Corp.	2.300%	5/4/22	79,695	80,413
	United Technologies Corp.	3.100%	6/1/22	77,650	79,983
	United Technologies Corp.	3.650%	8/16/23	299,495	316,854

	Communication (3.8%)
	America Movil SAB de CV	5.000%	3/30/20	15,470	15,645

9 America Movil SAB de CV	3.000%	7/12/21	14,550	17,054
American Tower Corp.	3.450%	9/15/21	2,100	2,149
American Tower Corp.	5.900%	11/1/21	9,200	9,874
American Tower Corp.	3.000%	6/15/23	5,400	5,546
AT&T Inc.	2.800%	2/17/21	9,800	9,887
AT&T Inc.	4.450%	5/15/21	17,600	18,262
9 AT&T Inc.	2.650%	12/17/21	14,550	17,032
AT&T Inc.	4.000%	1/15/22	19,400	20,234
AT&T Inc.	3.200%	3/1/22	14,300	14,649
AT&T Inc.	3.800%	3/15/22	52,505	54,566
AT&T Inc.	3.000%	6/30/22	36,594	37,387
AT&T Inc.	2.625%	12/1/22	9,800	9,940
AT&T Inc.	3.600%	2/17/23	92,668	96,844
CBS Corp.	4.300%	2/15/21	5,100	5,209
CBS Corp.	3.375%	3/1/22	14,170	14,509
CBS Corp.	2.500%	2/15/23	11,395	11,477
CBS Corp.	2.900%	6/1/23	6,900	7,039
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	26,748	28,123
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	122,815	129,075
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	49,519	53,233
Comcast Corp.	3.450%	10/1/21	21,621	22,290
Comcast Corp.	3.125%	7/15/22	16,650	17,252
Comcast Corp.	2.850%	1/15/23	7,100	7,312
Comcast Corp.	2.750%	3/1/23	10,413	10,688
Comcast Corp.	3.700%	4/15/24	33,228	35,493
7 Cox Communications Inc.	3.150%	8/15/24	27,090	28,015
Crown Castle International Corp.	3.400%	2/15/21	60,091	61,000
Crown Castle International Corp.	4.875%	4/15/22	18,000	19,110
Crown Castle International Corp.	5.250%	1/15/23	66,590	72,628
Crown Castle International Corp.	3.150%	7/15/23	41,835	42,953
Crown Castle International Corp.	3.200%	9/1/24	58,815	60,757
CSC Holdings LLC	6.750%	11/15/21	4,888	5,267
7 Deutsche Telekom International Finance BV	1.950%	9/19/21	19,470	19,383
7 Deutsche Telekom International Finance BV	2.820%	1/19/22	60,590	61,403
Discovery Communications LLC	2.800%	6/15/20	53,165	53,352
Discovery Communications LLC	4.375%	6/15/21	6,820	7,054
Discovery Communications LLC	3.300%	5/15/22	14,436	14,821
Discovery Communications LLC	3.500%	6/15/22	12,900	13,216
Discovery Communications LLC	2.950%	3/20/23	99,477	101,203
Discovery Communications LLC	3.250%	4/1/23	9,700	9,968
Discovery Communications LLC	3.800%	3/13/24	17,074	17,939
Discovery Communications LLC	3.900%	11/15/24	26,620	28,216
7 Fox Corp.	3.666%	1/25/22	29,892	30,955
Interpublic Group of Cos. Inc.	3.500%	10/1/20	15,560	15,768
Interpublic Group of Cos. Inc.	3.750%	10/1/21	63,355	65,151
Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,800	10,552
NBCUniversal Media LLC	4.375%	4/1/21	24,300	25,141
NBCUniversal Media LLC	2.875%	1/15/23	80,640	83,014
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	112,940	117,108
Qwest Corp.	6.750%	12/1/21	33,857	36,510
7 Sirius XM Radio Inc.	4.625%	7/15/24	7,470	7,787
7 Sky Ltd.	3.750%	9/16/24	24,800	26,731
7 Sky plc	3.125%	11/26/22	50,680	52,241
T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,659
T-Mobile USA Inc.	6.500%	1/15/24	10,710	11,085

	T-Mobile USA Inc.	4.500%	2/1/26	8,080	8,333
	Telefonica Emisiones SAU	5.462%	2/16/21	14,200	14,808
8	Telstra Corp. Ltd.	7.750%	7/15/20	14,600	10,502
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	10,395
	Verizon Communications Inc.	3.125%	3/16/22	38,470	39,547
	Verizon Communications Inc.	2.450%	11/1/22	8,249	8,363
8	Verizon Communications Inc.	3.500%	2/17/23	9,130	6,643
	Verizon Communications Inc.	5.150%	9/15/23	146,468	163,436
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,442
6,8 Verizon Communications Inc., 3M Australian
	Bank Bill Rate + 1.220%	2.190%	2/17/23	33,310	23,089
	Viacom Inc.	4.500%	3/1/21	14,725	15,191
	Viacom Inc.	3.875%	12/15/21	44,550	46,116
	Viacom Inc.	4.250%	9/1/23	108,505	115,276
	Vodafone Group plc	3.750%	1/16/24	19,004	20,027
7	Walt Disney Co.	4.500%	2/15/21	14,500	14,996
7	Walt Disney Co.	3.000%	9/15/22	26,690	27,585
	Walt Disney Co.	2.350%	12/1/22	4,800	4,876

	Consumer Cyclical (3.1%)
7	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	6,855	7,078
	Alibaba Group Holding Ltd.	2.500%	11/28/19	9,314	9,314
7	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	59,993
	American Axle & Manufacturing Inc.	6.625%	10/15/22	3,970	3,995
	American Honda Finance Corp.	1.950%	7/20/20	14,640	14,651
	American Honda Finance Corp.	1.650%	7/12/21	9,900	9,871
	American Honda Finance Corp.	3.375%	12/10/21	87,100	89,820
9	American Honda Finance Corp.	0.350%	8/26/22	33,040	37,191
	American Honda Finance Corp.	2.050%	1/10/23	9,900	9,914
	American Honda Finance Corp.	3.450%	7/14/23	29,280	30,731
	American Honda Finance Corp.	3.625%	10/10/23	112,000	118,346
	AutoZone Inc.	2.875%	1/15/23	4,544	4,619
9	BMW Finance NV	0.125%	1/12/21	14,555	16,285
7	BMW US Capital LLC	3.250%	8/14/20	29,700	29,961
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,615
8	Ford Motor Credit Co. LLC	3.588%	6/2/20	28,134	19,539
	Ford Motor Credit Co. LLC	2.979%	8/3/22	8,780	8,731
	Ford Motor Credit Co. LLC	3.350%	11/1/22	60,300	60,486
	Ford Motor Credit Co. LLC	3.810%	1/9/24	9,800	9,785
	Ford Motor Credit Co. LLC	5.584%	3/18/24	38,700	41,197
	General Motors Co.	4.875%	10/2/23	24,704	26,542
	General Motors Financial Co. Inc.	2.450%	11/6/20	9,850	9,850
	General Motors Financial Co. Inc.	3.700%	11/24/20	49,450	50,133
	General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	45,196
	General Motors Financial Co. Inc.	3.200%	7/6/21	63,607	64,362
	General Motors Financial Co. Inc.	4.375%	9/25/21	49,030	50,753
	General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	45,268
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,235
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	4,971
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	19,770
8	General Motors Financial Co. Inc.	3.850%	2/21/23	5,840	4,203
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,740
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,800	10,236
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,727
	General Motors Financial Co. Inc.	5.100%	1/17/24	29,150	31,438
	General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	25,207
	General Motors Financial Co. Inc.	3.500%	11/7/24	31,200	31,727
	General Motors Financial Co. Inc.	4.350%	4/9/25	6,591	6,931

7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	62,102	62,053
7 Harley-Davidson Financial Services Inc.	2.400%	6/15/20	69,387	69,361
7 Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,270
7 Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	29,039
Lennar Corp.	5.375%	10/1/22	2,565	2,738
Lowe's Cos. Inc.	4.625%	4/15/20	11,720	11,720
Macy's Retail Holdings Inc.	3.450%	1/15/21	14,640	14,725
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	5.625%	5/1/24	5,135	5,661
7 Nissan Motor Acceptance Corp.	2.550%	3/8/21	9,380	9,402
7 Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,864
7 Nissan Motor Acceptance Corp.	3.650%	9/21/21	30,750	31,496
7 Nissan Motor Acceptance Corp.	2.600%	9/28/22	7,400	7,430
7 Nissan Motor Acceptance Corp.	3.875%	9/21/23	58,125	61,116
TJX Cos. Inc.	2.750%	6/15/21	10,370	10,506
Toyota Motor Corp.	3.183%	7/20/21	52,000	53,190
Toyota Motor Credit Corp.	2.200%	1/10/20	48,655	48,704
Toyota Motor Credit Corp.	4.500%	6/17/20	8,600	8,740
9 Toyota Motor Credit Corp.	1.000%	3/9/21	14,555	16,480
Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,617
Toyota Motor Credit Corp.	2.750%	5/17/21	19,210	19,486
Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,255
Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	102,611
8 Volkswagen Financial Services Australia Pty
Ltd.	3.100%	4/17/23	8,050	5,702
7 Volkswagen Group of America Finance LLC	3.875%	11/13/20	76,433	77,742
7 Volkswagen Group of America Finance LLC	2.500%	9/24/21	28,800	28,966
7 Volkswagen Group of America Finance LLC	4.000%	11/12/21	53,715	55,678
7 Volkswagen Group of America Finance LLC	2.700%	9/26/22	44,075	44,497
Walmart Inc.	2.550%	4/11/23	17,221	17,612
Walmart Inc.	3.400%	6/26/23	14,045	14,823

Consumer Noncyclical (9.2%)
Abbott Laboratories	2.900%	11/30/21	32,683	33,345
AbbVie Inc.	2.300%	5/14/21	93,307	93,666
AbbVie Inc.	3.375%	11/14/21	24,071	24,702
AbbVie Inc.	2.900%	11/6/22	90,170	92,001
AbbVie Inc.	3.200%	11/6/22	71,665	73,743
AbbVie Inc.	2.850%	5/14/23	2,900	2,952
AbbVie Inc.	3.750%	11/14/23	24,275	25,552
Actavis Inc.	3.250%	10/1/22	11,900	12,187
Allergan Funding SCS	3.450%	3/15/22	13,900	14,246
Allergan Funding SCS	3.850%	6/15/24	56,807	59,708
Allergan Inc.	2.800%	3/15/23	8,647	8,744
7 Allergan Sales LLC	5.000%	12/15/21	29,690	31,200
Altria Group Inc.	3.490%	2/14/22	145,750	149,554
Altria Group Inc.	2.850%	8/9/22	24,480	24,850
AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,374
Amgen Inc.	2.700%	5/1/22	15,340	15,531
Amgen Inc.	2.650%	5/11/22	30,800	31,276
Amgen Inc.	3.625%	5/15/22	7,200	7,460
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	53,338	55,438
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	21,145	21,175
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	13,250	13,472
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	70,746	77,186
AstraZeneca plc	3.500%	8/17/23	9,645	10,079
BAT Capital Corp.	2.764%	8/15/22	105,300	106,266

7	BAT International Finance plc	2.750%	6/15/20	4,800	4,830
9	BAT International Finance plc	4.875%	2/24/21	13,350	15,838
10	BAT International Finance plc	1.750%	7/5/21	14,538	18,934
7	BAT International Finance plc	3.250%	6/7/22	22,365	22,834
7	Bausch Health Cos. Inc.	6.500%	3/15/22	2,762	2,838
7	Bausch Health Cos. Inc.	7.000%	3/15/24	7,280	7,626
	Baxalta Inc.	3.600%	6/23/22	1,984	2,030
	Baxter International Inc.	1.700%	8/15/21	21,900	21,734
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	35,389
	Becton Dickinson & Co.	2.894%	6/6/22	12,725	12,977
9	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	65,491	73,231
	Biogen Inc.	3.625%	9/15/22	36,347	37,991
	Boston Scientific Corp.	3.450%	3/1/24	24,165	25,315
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	111,475	112,701
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	186,865	190,152
	Celgene Corp.	2.250%	8/15/21	8,234	8,271
	Celgene Corp.	3.250%	8/15/22	61,772	63,742
	Celgene Corp.	3.550%	8/15/22	37,096	38,576
	Celgene Corp.	2.750%	2/15/23	48,084	49,072
	Celgene Corp.	3.250%	2/20/23	19,050	19,687
	Cigna Corp.	3.400%	9/17/21	20,000	20,430
7	Cigna Corp.	4.750%	11/15/21	32,200	33,832
7	Cigna Corp.	3.900%	2/15/22	28,500	29,560
7	Cigna Corp.	3.050%	11/30/22	38,085	38,922
7	Cigna Corp.	3.000%	7/15/23	43,800	44,682
	Cigna Corp.	3.750%	7/15/23	55,502	58,128
7	Cigna Corp.	3.500%	6/15/24	33,000	34,332
	Coca-Cola Co.	1.750%	9/6/24	26,000	25,852
	CommonSpirit Health	4.200%	8/1/23	1,900	2,010
	CommonSpirit Health	2.760%	10/1/24	31,845	32,319
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,727
	Constellation Brands Inc.	2.650%	11/7/22	14,800	15,021
	Constellation Brands Inc.	4.250%	5/1/23	75,604	80,948
	CVS Health Corp.	2.800%	7/20/20	124,631	125,294
	CVS Health Corp.	3.350%	3/9/21	187,065	190,372
	CVS Health Corp.	2.125%	6/1/21	41,153	41,209
	CVS Health Corp.	3.500%	7/20/22	27,981	28,949
	CVS Health Corp.	2.750%	12/1/22	44,825	45,793
	CVS Health Corp.	3.700%	3/9/23	280,400	292,084
	CVS Health Corp.	2.625%	8/15/24	24,000	24,220
	DH Europe Finance II Sarl	2.050%	11/15/22	72,600	72,895
9	DH Europe Finance SA	1.700%	1/4/22	2,200	2,549
9	Diageo Finance plc	0.000%	11/17/20	14,555	16,271
9	Diageo Finance plc	0.250%	10/22/21	48,600	54,584
	Dignity Health California	2.637%	11/1/19	2,000	2,000
	Express Scripts Holding Co.	2.600%	11/30/20	40,693	41,040
8	FBG Finance Pty Ltd.	3.750%	8/7/20	18,740	13,129
	General Mills Inc.	3.200%	4/16/21	17,500	17,800
	General Mills Inc.	2.600%	10/12/22	19,400	19,701
	Gilead Sciences Inc.	4.400%	12/1/21	10,471	10,950
	Gilead Sciences Inc.	3.250%	9/1/22	31,100	32,284
	Gilead Sciences Inc.	2.500%	9/1/23	15,225	15,469
	Gilead Sciences Inc.	3.700%	4/1/24	19,058	20,266
	GlaxoSmithKline Capital plc	2.875%	6/1/22	254,500	260,471
	Grupo Bimbo SAB de CV	4.500%	1/25/22	8,508	8,865
7	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,648
	HCA Inc.	5.000%	3/15/24	86,830	94,645
	HCA Inc.	5.375%	2/1/25	1,238	1,360

7 Hologic Inc.	4.375%	10/15/25	14,000	14,350
9 Johnson & Johnson	0.250%	1/20/22	14,555	16,415
Kellogg Co.	3.125%	5/17/22	8,900	9,108
Keurig Dr Pepper Inc.	3.551%	5/25/21	150,087	153,548
Keurig Dr Pepper Inc.	4.057%	5/25/23	9,900	10,487
7 Kraft Heinz Foods Co.	4.875%	2/15/25	55,805	57,485
Kroger Co.	6.150%	1/15/20	13,050	13,157
Kroger Co.	2.600%	2/1/21	39,050	39,244
Kroger Co.	2.950%	11/1/21	56,100	56,949
Kroger Co.	2.800%	8/1/22	39,500	40,264
Kroger Co.	3.850%	8/1/23	7,800	8,236
Kroger Co.	4.000%	2/1/24	13,700	14,653
Laboratory Corp. of America Holdings	3.750%	8/23/22	25,015	25,985
7 Lamb Weston Holdings Inc.	4.625%	11/1/24	4,853	5,102
7 Lamb Weston Holdings Inc.	4.875%	11/1/26	1,924	2,023
McCormick & Co. Inc.	2.700%	8/15/22	4,900	4,987
McKesson Corp.	2.700%	12/15/22	59,075	59,792
McKesson Corp.	2.850%	3/15/23	14,515	14,728
9 Medtronic Global Holdings SCA	0.000%	3/7/21	140,835	157,398
9 Merck & Co. Inc.	1.125%	10/15/21	14,555	16,608
Molson Coors Brewing Co.	3.500%	5/1/22	30,238	31,118
7 Mylan Inc.	3.125%	1/15/23	27,015	27,308
Mylan NV	3.150%	6/15/21	38,500	38,985
9 Mylan NV	2.250%	11/22/24	7,080	8,398
Novartis Capital Corp.	2.400%	9/21/22	6,400	6,523
9 PepsiCo Inc.	1.750%	4/28/21	14,555	16,631
7 Performance Food Group Inc.	5.500%	6/1/24	3,091	3,161
7 Pernod Ricard SA	5.750%	4/7/21	23,150	24,352
7 Pernod Ricard SA	4.450%	1/15/22	11,785	12,381
7 Pernod Ricard SA	4.250%	7/15/22	18,900	19,954
Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	343
Philip Morris International Inc.	2.500%	8/22/22	19,354	19,528
Philip Morris International Inc.	2.500%	11/2/22	22,005	22,272
Philip Morris International Inc.	2.625%	3/6/23	7,200	7,321
Philip Morris International Inc.	2.125%	5/10/23	10,600	10,607
9 Procter & Gamble Co.	2.000%	11/5/21	14,555	16,972
7 Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	176,448	177,690
7 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	102,610	104,479
Reynolds American Inc.	4.000%	6/12/22	35,375	36,764
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	169,070	169,990
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	77,255	78,777
SSM Health Care Corp.	3.688%	6/1/23	21,250	22,340
7 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	174,970	181,302
7 Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	21,450	21,518
7 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	30,250	32,626
7 Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,587
7 Tenet Healthcare Corp.	4.875%	1/1/26	4,075	4,218
Thermo Fisher Scientific Inc.	3.000%	4/15/23	27,000	27,870
Tyson Foods Inc.	4.500%	6/15/22	22,599	23,896
Tyson Foods Inc.	3.900%	9/28/23	20,328	21,573
Unilever Capital Corp.	2.600%	5/5/24	47,665	48,863
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	79,333	79,499
Zoetis Inc.	3.250%	2/1/23	4,800	4,958

Energy (6.7%)
Apache Corp.	3.625%	2/1/21	7,780	7,885
Baker Hughes a GE Co. LLC	3.200%	8/15/21	2,940	3,007

Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	87,964	89,460
BP Capital Markets America Inc.	4.500%	10/1/20	70,810	72,475
BP Capital Markets America Inc.	4.742%	3/11/21	68,673	71,384
BP Capital Markets America Inc.	3.245%	5/6/22	40,695	42,010
BP Capital Markets America Inc.	2.520%	9/19/22	26,125	26,572
BP Capital Markets America Inc.	2.750%	5/10/23	65,915	67,525
BP Capital Markets America Inc.	3.216%	11/28/23	21,055	21,986
BP Capital Markets America Inc.	3.790%	2/6/24	59,166	63,184
BP Capital Markets America Inc.	3.224%	4/14/24	21,134	22,057
BP Capital Markets plc	2.521%	1/15/20	22,624	22,656
BP Capital Markets plc	2.315%	2/13/20	19,950	19,976
BP Capital Markets plc	3.062%	3/17/22	10	10
BP Capital Markets plc	2.500%	11/6/22	23,356	23,746
Buckeye Partners LP	4.150%	7/1/23	3,230	3,250
Canadian Natural Resources Ltd.	2.950%	1/15/23	64,104	65,361
Canadian Natural Resources Ltd.	3.800%	4/15/24	23,800	25,135
Cenovus Energy Inc.	3.800%	9/15/23	1,132	1,170
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	19,400	22,310
Concho Resources Inc.	4.375%	1/15/25	47,626	49,269
ConocoPhillips Co.	2.400%	12/15/22	23,248	23,492
Continental Resources Inc.	5.000%	9/15/22	39,429	39,675
Continental Resources Inc.	4.500%	4/15/23	6,053	6,303
Continental Resources Inc.	3.800%	6/1/24	22,180	22,624
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	21,500	21,502
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	11,700	11,788
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,290
Enbridge Energy Partners LP	4.375%	10/15/20	975	994
Enbridge Inc.	4.000%	10/1/23	29,100	30,822
Encana Corp.	3.900%	11/15/21	4,860	4,987
Energy Transfer Operating LP	4.150%	10/1/20	103,699	105,178
Energy Transfer Operating LP	4.650%	6/1/21	15,830	16,308
Energy Transfer Operating LP	5.200%	2/1/22	41,782	43,996
Energy Transfer Operating LP	4.250%	3/15/23	4,866	5,116
Energy Transfer Operating LP	4.200%	9/15/23	41,940	44,074
Energy Transfer Operating LP	4.900%	2/1/24	20,621	22,297
Energy Transfer Operating LP	4.500%	4/15/24	18,139	19,339
7 Eni SPA	4.000%	9/12/23	77,305	81,892
Enterprise Products Operating LLC	5.200%	9/1/20	29,415	30,181
Enterprise Products Operating LLC	2.850%	4/15/21	32,423	32,804
Enterprise Products Operating LLC	3.500%	2/1/22	66,140	68,200
EOG Resources Inc.	4.100%	2/1/21	24,303	24,946
EQT Corp.	2.500%	10/1/20	29,300	29,142
EQT Corp.	4.875%	11/15/21	1,995	2,014
EQT Corp.	3.000%	10/1/22	43,761	41,519
Exxon Mobil Corp.	2.019%	8/16/24	58,205	58,646
Husky Energy Inc.	3.950%	4/15/22	1,410	1,459
Husky Energy Inc.	4.000%	4/15/24	3,255	3,418
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,202	10,335
Kinder Morgan Energy Partners LP	6.500%	4/1/20	58,328	59,351
Kinder Morgan Energy Partners LP	5.300%	9/15/20	11,725	12,022
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,855	5,080
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,597	13,153
Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,852
Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	80,501
Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	33,633
Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,409
Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,761

Kinder Morgan Inc.	6.500%	9/15/20	5,396	5,534
7 Kinder Morgan Inc.	5.000%	2/15/21	28,289	29,561
Kinder Morgan Inc.	3.150%	1/15/23	70,671	72,481
7 Kinder Morgan Inc.	5.625%	11/15/23	14,000	15,543
Marathon Oil Corp.	2.800%	11/1/22	82,425	83,496
Marathon Petroleum Corp.	3.400%	12/15/20	24,525	24,846
Marathon Petroleum Corp.	5.125%	3/1/21	28,926	30,095
Marathon Petroleum Corp.	4.750%	12/15/23	22,390	24,363
7 Midwest Connector Capital Co. LLC	3.625%	4/1/22	54,208	55,692
7 MPLX LP	3.500%	12/1/22	33,230	34,225
MPLX LP	3.375%	3/15/23	19,965	20,503
MPLX LP	4.500%	7/15/23	2,230	2,372
Newfield Exploration Co.	5.750%	1/30/22	43,735	46,556
Newfield Exploration Co.	5.625%	7/1/24	28,156	30,796
Occidental Petroleum Corp.	4.850%	3/15/21	9,825	10,137
Occidental Petroleum Corp.	2.600%	8/13/21	72,280	72,725
Occidental Petroleum Corp.	3.125%	2/15/22	40,116	40,786
Occidental Petroleum Corp.	2.600%	4/15/22	2,470	2,483
Occidental Petroleum Corp.	2.700%	8/15/22	147,757	149,257
Occidental Petroleum Corp.	2.900%	8/15/24	33,950	34,214
ONEOK Inc.	2.750%	9/1/24	43,440	43,851
ONEOK Partners LP	3.375%	10/1/22	4,801	4,915
ONEOK Partners LP	5.000%	9/15/23	19,758	21,481
Phillips 66	4.300%	4/1/22	51,498	54,324
Pioneer Natural Resources Co.	3.950%	7/15/22	1,124	1,170
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	20,908	21,465
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	29,874	30,359
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	10,132	10,509
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	8,167	8,333
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	68,348	72,961
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	34,214	36,352
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	29,482	31,221
Sabine Pass Liquefaction LLC	5.625%	2/1/21	115,695	119,305
Sabine Pass Liquefaction LLC	6.250%	3/15/22	21,818	23,509
Sabine Pass Liquefaction LLC	5.625%	4/15/23	77,660	84,358
Shell International Finance BV	1.875%	5/10/21	40,885	40,941
Shell International Finance BV	2.250%	1/6/23	43,472	43,936
Shell International Finance BV	3.400%	8/12/23	3,880	4,085
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	6,395	6,571
6 Spectra Energy Partners LP, 3M USD LIBOR
+ 0.700%	2.827%	6/5/20	97,570	97,814
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	51,102	52,500
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	12,610	12,890
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	23,370	24,689
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.750%	3/15/24	2,910	3,012
Total Capital Canada Ltd.	2.750%	7/15/23	44,059	45,292
Total Capital International SA	2.218%	7/12/21	29,115	29,268
Total Capital International SA	2.875%	2/17/22	30,553	31,243
Total Capital International SA	2.700%	1/25/23	9,385	9,598

Total Capital International SA	2.434%	1/10/25	51,980	52,775
Total Capital SA	4.250%	12/15/21	19,525	20,484
TransCanada PipeLines Ltd.	2.125%	11/15/19	133,475	133,476
TransCanada PipeLines Ltd.	2.500%	8/1/22	57,662	58,427
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,075	4,313
6 TransCanada PipeLines Ltd., 3M USD LIBOR
+ 0.270%	2.433%	11/15/19	130,065	130,068
Western Midstream Operating LP	5.375%	6/1/21	1,940	2,003
Western Midstream Operating LP	4.000%	7/1/22	8,336	8,452
Williams Cos. Inc.	5.250%	3/15/20	68,835	69,522
Williams Cos. Inc.	4.125%	11/15/20	35,615	36,123
Williams Cos. Inc.	7.875%	9/1/21	3,900	4,285
Williams Cos. Inc.	4.000%	11/15/21	11,585	11,924
Williams Cos. Inc.	3.600%	3/15/22	37,892	38,996
Williams Cos. Inc.	3.350%	8/15/22	9,730	9,964
Williams Cos. Inc.	3.700%	1/15/23	22,014	22,703
Williams Cos. Inc.	4.300%	3/4/24	16,890	17,942

Other Industrial (0.1%)
7 CK Hutchison International 17 II Ltd.	2.250%	9/29/20	95,155	95,159

Technology (3.7%)
Apple Inc.	1.700%	9/11/22	45,700	45,635
Apple Inc.	2.400%	1/13/23	9,900	10,082
Apple Inc.	2.850%	2/23/23	9,900	10,196
Apple Inc.	2.400%	5/3/23	7,945	8,090
Apple Inc.	3.000%	2/9/24	23,205	24,202
Apple Inc.	3.450%	5/6/24	31,296	33,365
Apple Inc.	2.850%	5/11/24	99,570	103,426
Apple Inc.	2.750%	1/13/25	48,730	50,548
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	17,600	17,612
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	11,720	11,710
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	71,959	72,915
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	39,050	39,086
7 Broadcom Inc.	3.125%	4/15/21	48,700	49,274
7 Broadcom Inc.	3.125%	10/15/22	39,000	39,731
7 CommScope Finance LLC	5.500%	3/1/24	3,160	3,204
7 Dell International LLC / EMC Corp.	4.420%	6/15/21	131,237	135,569
7 Dell International LLC / EMC Corp.	4.000%	7/15/24	9,725	10,179
9 Fidelity National Information Services Inc.	0.125%	5/21/21	19,400	21,687
Fiserv Inc.	2.750%	7/1/24	90,195	92,016
Hewlett Packard Enterprise Co.	3.600%	10/15/20	115,607	117,164
Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	39,612
International Business Machines Corp.	2.800%	5/13/21	113,210	114,798
9 International Business Machines Corp.	0.500%	9/7/21	14,550	16,422
International Business Machines Corp.	2.500%	1/27/22	24,000	24,306
International Business Machines Corp.	2.850%	5/13/22	186,910	191,063
International Business Machines Corp.	1.875%	8/1/22	11,415	11,398
International Business Machines Corp.	3.000%	5/15/24	48,555	50,420
Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	30,640
9 Microsoft Corp.	2.125%	12/6/21	14,555	16,966
7 MSCI Inc.	5.250%	11/15/24	18,483	18,991
7 NXP BV / NXP Funding LLC	3.875%	9/1/22	100,536	103,976
7 NXP BV / NXP Funding LLC	4.625%	6/1/23	19,500	20,768

7	NXP BV / NXP Funding LLC	4.875%	3/1/24	43,225	46,845
9	Oracle Corp.	2.250%	1/10/21	14,555	16,714
	Oracle Corp.	2.500%	10/15/22	9,800	9,979
	Oracle Corp.	2.625%	2/15/23	55,752	56,897
	Oracle Corp.	3.625%	7/15/23	8,000	8,481
	Oracle Corp.	2.400%	9/15/23	77,063	78,224
	Oracle Corp.	2.950%	11/15/24	63,255	65,929
	PayPal Holdings Inc.	2.200%	9/26/22	117,100	117,730
	QUALCOMM Inc.	2.600%	1/30/23	107,050	108,709
	Total System Services Inc.	3.800%	4/1/21	49,370	50,435
	Tyco Electronics Group SA	4.875%	1/15/21	6,020	6,217
	Tyco Electronics Group SA	3.500%	2/3/22	15,220	15,698
	Tyco Electronics Group SA	3.450%	8/1/24	17,647	18,502
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	13,088
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,635
	VMware Inc.	2.300%	8/21/20	29,350	29,392
	VMware Inc.	2.950%	8/21/22	48,630	49,388

	Transportation (1.7%)
7	Air Canada	7.750%	4/15/21	58,823	62,894
4,7 Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	8,181	8,381
8	Aurizon Network Pty Ltd.	5.750%	10/28/20	23,510	16,844
8	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	6,859
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	5,700	5,856
	Canadian National Railway Co.	2.850%	12/15/21	4,800	4,887
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,364	1,399
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	8,944	9,271
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	2,782	2,784
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	3,347	3,432
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,173	2,228
	CSX Corp.	3.400%	8/1/24	37,400	39,577
4	CSX Transportation Inc.	6.251%	1/15/23	2,104	2,315
4	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	5,639	6,236
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	12,158	12,236
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,515	2,544
	Delta Air Lines Inc.	2.875%	3/13/20	41,950	42,071
	Delta Air Lines Inc.	3.400%	4/19/21	109,105	110,706
	Delta Air Lines Inc.	3.800%	4/19/23	69,750	72,297
7	ERAC USA Finance LLC	2.600%	12/1/21	7,215	7,277
7	ERAC USA Finance LLC	3.300%	10/15/22	34,000	35,053
7	ERAC USA Finance LLC	2.700%	11/1/23	21,000	21,369
	FedEx Corp.	3.400%	1/14/22	22,155	22,733
4,7 Heathrow Funding Ltd.		4.875%	7/15/23	44,150	45,877
	Norfolk Southern Corp.	3.250%	12/1/21	2,900	2,957
	Norfolk Southern Corp.	2.903%	2/15/23	5,235	5,371
7	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.200%	7/15/20	4,200	4,224
7	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.300%	4/1/21	34,000	34,497

8	Qantas Airways Ltd.	7.500%	6/11/21	39,200	29,474
8	Qantas Airways Ltd.	7.750%	5/19/22	4,780	3,772
	Ryder System Inc.	2.875%	6/1/22	48,550	49,401
	Ryder System Inc.	2.500%	9/1/22	14,200	14,311
	Ryder System Inc.	3.875%	12/1/23	13,690	14,511
	Ryder System Inc.	3.650%	3/18/24	72,895	76,884
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,367
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	2,829	2,985
4	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	17,519	17,718
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	15,490	16,451
	Union Pacific Corp.	3.200%	6/8/21	8,000	8,168
	Union Pacific Corp.	2.950%	3/1/22	78,305	80,166
	Union Pacific Corp.	4.163%	7/15/22	6,500	6,852
	Union Pacific Corp.	2.950%	1/15/23	22,500	23,154
	Union Pacific Corp.	3.500%	6/8/23	2,904	3,054
	Union Pacific Corp.	3.150%	3/1/24	48,560	50,750
	United Parcel Service Inc.	2.350%	5/16/22	8,000	8,094
	United Parcel Service Inc.	2.450%	10/1/22	28,300	28,767
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	5,408	5,846
					19,867,473
Utilities (4.8%)
	Electric (4.6%)
	AEP Texas Inc.	2.400%	10/1/22	22,670	22,841
	Alabama Power Co.	3.375%	10/1/20	21,260	21,534
	Ameren Corp.	2.500%	9/15/24	7,760	7,812
	Ameren Illinois Co.	2.700%	9/1/22	7,234	7,362
	American Electric Power Co. Inc.	2.150%	11/13/20	42,780	42,862
	Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,791
	Baltimore Gas & Electric Co.	2.800%	8/15/22	19,895	20,218
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,307	10,747
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	26,020	26,149
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	58,010	59,327
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	24,240	25,730
	CenterPoint Energy Inc.	3.600%	11/1/21	39,595	40,745
	CenterPoint Energy Inc.	2.500%	9/1/22	25,930	26,099
	CenterPoint Energy Inc.	3.850%	2/1/24	4,935	5,200
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	27,792
	Connecticut Light & Power Co.	2.500%	1/15/23	26,150	26,543
	Dominion Energy Inc.	2.750%	9/15/22	31,882	32,285
6,7 Dominion Energy Inc., 3M USD LIBOR +
	0.400%	2.538%	12/1/20	195,160	195,404
	DTE Electric Co.	3.900%	6/1/21	14,230	14,604
	DTE Electric Co.	2.650%	6/15/22	970	983
	DTE Energy Co.	2.600%	6/15/22	38,240	38,577
	DTE Energy Co.	3.300%	6/15/22	22,370	22,933
	DTE Energy Co.	2.250%	11/1/22	48,495	48,480
	DTE Energy Co.	3.700%	8/1/23	67,545	70,808
	DTE Energy Co.	3.850%	12/1/23	4,247	4,465
	Duke Energy Corp.	3.227%	3/11/22	290,625	300,846
	Duke Energy Corp.	3.950%	10/15/23	13,291	14,106
7	EDP Finance BV	4.125%	1/15/20	61,198	61,427
7	EDP Finance BV	5.250%	1/14/21	71,670	74,029
	Entergy Arkansas Inc.	3.750%	2/15/21	8,520	8,667
	Entergy Arkansas Inc.	3.050%	6/1/23	7,190	7,361
	Entergy Louisiana LLC	4.800%	5/1/21	12,415	12,819
	Entergy Louisiana LLC	3.300%	12/1/22	6,710	6,920

	Entergy Louisiana LLC	4.050%	9/1/23	9,330	9,983
	Exelon Corp.	2.850%	6/15/20	37,065	37,204
	Exelon Corp.	5.150%	12/1/20	17,959	18,423
	Exelon Corp.	2.450%	4/15/21	8,638	8,682
	Exelon Corp.	3.497%	6/1/22	9,089	9,328
	Exelon Generation Co. LLC	2.950%	1/15/20	63,015	63,026
	Exelon Generation Co. LLC	3.400%	3/15/22	7,500	7,704
	FirstEnergy Corp.	2.850%	7/15/22	97,098	98,576
	FirstEnergy Corp.	4.250%	3/15/23	48,800	51,554
7	FirstEnergy Transmission LLC	4.350%	1/15/25	21,743	23,353
	Fortis Inc.	2.100%	10/4/21	22,465	22,452
	Georgia Power Co.	2.000%	9/8/20	50,060	50,059
	Georgia Power Co.	2.400%	4/1/21	50,514	50,699
9	innogy Finance BV	6.500%	8/10/21	12,600	15,703
	ITC Holdings Corp.	2.700%	11/15/22	29,250	29,684
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	13,651
	LG&E & KU Energy LLC	4.375%	10/1/21	9,505	9,848
	MidAmerican Energy Co.	3.700%	9/15/23	5,335	5,629
	National Rural Utilities Cooperative Finance
	Corp.	1.500%	11/1/19	3,900	3,900
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	27,320	27,415
	National Rural Utilities Cooperative Finance
	Corp.	2.700%	2/15/23	8,997	9,196
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	80,760	82,375
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	335,230	345,475
	NRG Energy Inc.	7.250%	5/15/26	14,552	15,934
	NSTAR Electric Co.	3.500%	9/15/21	16,700	17,102
	NSTAR Electric Co.	2.375%	10/15/22	7,475	7,561
	NV Energy Inc.	6.250%	11/15/20	6,800	7,075
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,850	4,034
7	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	48,545	49,468
	PECO Energy Co.	3.150%	10/15/25	3,885	4,065
	Pinnacle West Capital Corp.	2.250%	11/30/20	60,500	60,631
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,143
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,516
	Progress Energy Inc.	4.400%	1/15/21	58,514	59,835
	Progress Energy Inc.	3.150%	4/1/22	17,667	18,046
	Puget Energy Inc.	6.500%	12/15/20	15,190	15,899
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,410
	Puget Energy Inc.	5.625%	7/15/22	47,334	50,828
	Southern Co.	2.750%	6/15/20	48,140	48,320
	Southern Co.	2.350%	7/1/21	76,255	76,639
	Southern Power Co.	1.950%	12/15/19	32,735	32,738
	Southwestern Electric Power Co.	3.550%	2/15/22	16,040	16,443
	Tampa Electric Co.	5.400%	5/15/21	12,630	13,260
6,8 Victoria Power Networks Finance Pty Ltd., 3M
	Australian Bank Bill Rate + 0.280%	1.128%	1/15/22	7,780	5,278
	Virginia Electric & Power Co.	3.450%	9/1/22	24,565	25,488
	Virginia Electric & Power Co.	2.750%	3/15/23	4,599	4,687
	Virginia Electric & Power Co.	3.450%	2/15/24	11,684	12,268

	Natural Gas (0.2%)
7	Engie SA	2.875%	10/10/22	7,269	7,432
	Sempra Energy	2.400%	2/1/20	58,530	58,567
	Sempra Energy	2.400%	3/15/20	10,265	10,281
	Sempra Energy	2.850%	11/15/20	9,770	9,825
	Sempra Energy	2.900%	2/1/23	16,585	16,795

Southern Co. Gas Capital Corp.		2.450%	10/1/23	6,570	6,607

Other Utility (0.0%)
8 Energy Partnership Gas Pty Ltd.		4.250%	6/15/20	3,270	2,261
					2,962,821
Total Corporate Bonds (Cost $38,799,560)					39,463,861
Sovereign Bonds (5.4%)
7	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	4,600	5,206
	Arab Petroleum Investments Corp.	4.125%	9/18/23	3,600	3,808
7	Arab Petroleum Investments Corp.	4.125%	9/18/23	15,718	16,704
	Arab Republic of Egypt	8.700%	3/1/49	2,600	2,789
	Argentine Republic	6.875%	4/22/21	10,241	4,609
9	Argentine Republic	3.875%	1/15/22	14,400	6,292
9	Argentine Republic	3.375%	1/15/23	16,309	6,868
	Argentine Republic	5.875%	1/11/28	8,041	3,056
	Argentine Republic	6.625%	7/6/28	6,278	2,433
7	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,132
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,921
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,736
7	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	18,538
7	Bermuda	4.138%	1/3/23	6,000	6,342
7	Bermuda	4.854%	2/6/24	2,861	3,160
7	BNG Bank NV	2.125%	12/14/20	36,883	36,993
7	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,564
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,591
7	CDP Financial Inc.	4.400%	11/25/19	51,960	52,039
7	CDP Financial Inc.	3.150%	7/24/24	24,580	25,814
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	7,000	7,342
4	City of Buenos Aires	8.950%	2/19/21	673	616
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	6,100	6,108
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	31,319	33,411
	CNPC General Capital Ltd.	2.700%	11/25/19	8,000	8,002
	Corp. Andina de Fomento	2.200%	7/18/20	40,281	40,254
	Corp. Andina de Fomento	4.375%	6/15/22	17,129	17,994
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,523	4,721
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	11,950	12,487
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	18,465	20,270
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	12,155	12,548
7	Dexia Credit Local SA	2.500%	1/25/21	97,550	98,321
7,12 Dexia Credit Local SA		1.875%	9/15/21	9,765	9,770
7	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,885
	Dominican Republic	6.600%	1/28/24	4,125	4,575
7	Electricite de France SA	4.500%	9/21/28	16,050	17,988
7	Emirate of Abu Dhabi	2.125%	9/30/24	206,000	204,908
	Empresa Nacional del Petroleo	3.750%	8/5/26	8,245	8,405
	Equinor ASA	2.250%	11/8/19	19,500	19,500
	Equinor ASA	2.900%	11/8/20	10,000	10,096
	Equinor ASA	3.150%	1/23/22	2,000	2,054
	Export-Import Bank of India	2.750%	4/1/20	3,870	3,876
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,332
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	20,387
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,048
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,533
6	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.925%	3.178%	11/1/22	6,950	7,046
	Federative Republic of Brazil	4.250%	1/7/25	8,800	9,295
4	Federative Republic of Brazil	4.625%	1/13/28	9,200	9,829

4	Federative Republic of Brazil	4.500%	5/30/29	12,610	13,256
	Fondo MIVIVIENDA SA	3.500%	1/31/23	19,370	19,808
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	7,730	8,405
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,939
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	5,400	5,413
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	22,740	22,779
7	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	11,990	12,575
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	22,300	22,306
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	7,081
6	Industrial & Commercial Bank of China Ltd.,
	3M USD LIBOR + 0.750%	2.937%	11/8/20	20,000	20,029
6,13	Japan Bank for International Cooperation,
	3M USD LIBOR + 0.390%	2.356%	7/21/20	5,856	5,868
13	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	9,750	9,983
7	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,517
7	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,617
	Kingdom of Saudi Arabia	2.375%	10/26/21	71,255	71,427
	Korea Development Bank	4.625%	11/16/21	2,795	2,931
	Korea Development Bank	3.250%	2/19/24	12,205	12,799
7	Korea Expressway Corp.	3.625%	10/22/21	7,780	8,004
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,050
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	4,267	4,293
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	28,481
7	Korea National Oil Corp.	2.875%	3/27/22	2,800	2,846
7	Korea Southern Power Co. Ltd.	3.000%	1/29/21	19,505	19,689
	Korea Western Power Co. Ltd.	2.375%	7/22/22	9,809	9,872
	KSA Sukuk Ltd.	2.894%	4/20/22	39,901	40,531
	North American Development Bank	2.400%	10/26/22	2,700	2,724
7	OCP SA	5.625%	4/25/24	7,800	8,551
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	54,524	55,648
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	6,485
	Perusahaan Listrik Negara PT	5.500%	11/22/21	7,067	7,508
14	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	7,275	7,369
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	14,168	14,469
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,886
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	5,150	5,536
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	5,225	5,597
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	4,350	4,741
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	9,765	10,449
	Petroleos Mexicanos	6.875%	8/4/26	41,398	45,404
7	Petroleos Mexicanos	6.490%	1/23/27	30,354	32,392
	Petroleos Mexicanos	6.500%	3/13/27	13,770	14,588
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	2,050	2,053
	Province of Alberta	1.900%	12/6/19	24,370	24,373
7	Province of Alberta	1.750%	8/26/20	149,451	149,302
	Province of Alberta	1.750%	8/26/20	1,300	1,300
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,826
	Province of Ontario	4.400%	4/14/20	25,595	25,854
	Province of Ontario	1.875%	5/21/20	9,770	9,772
	Province of Quebec	2.750%	8/25/21	16,785	17,088
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	1,086	1,100
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	3,429	3,481
	Republic of Chile	3.875%	8/5/20	7,220	7,302
	Republic of Colombia	4.375%	7/12/21	94,065	97,122
4	Republic of Colombia	2.625%	3/15/23	16,400	16,487

4	Republic of Colombia	4.500%	1/28/26	30,040	32,781
	Republic of Colombia	10.375%	1/28/33	2,501	4,109
	Republic of Croatia	6.750%	11/5/19	123,869	123,957
	Republic of Croatia	6.625%	7/14/20	21,885	22,545
	Republic of Croatia	6.375%	3/24/21	37,143	39,102
	Republic of Guatemala	5.750%	6/6/22	3,000	3,208
	Republic of Honduras	8.750%	12/16/20	35,322	37,565
	Republic of Hungary	6.375%	3/29/21	128,584	136,133
	Republic of Hungary	5.375%	2/21/23	35,470	38,796
	Republic of Hungary	5.750%	11/22/23	15,239	17,239
	Republic of Indonesia	4.875%	5/5/21	14,336	14,862
7	Republic of Indonesia	3.700%	1/8/22	10,072	10,336
	Republic of Indonesia	3.750%	4/25/22	51,345	52,924
	Republic of Indonesia	5.875%	1/15/24	28,940	32,628
	Republic of Indonesia	4.125%	1/15/25	15,240	16,248
7	Republic of Latvia	2.750%	1/12/20	4,000	4,000
	Republic of Lithuania	7.375%	2/11/20	144,433	146,605
	Republic of Lithuania	6.125%	3/9/21	54,670	57,607
7	Republic of Lithuania	6.125%	3/9/21	8,205	8,637
	Republic of Lithuania	6.625%	2/1/22	16,400	18,069
	Republic of Panama	5.200%	1/30/20	43,704	43,999
4	Republic of Panama	4.000%	9/22/24	5,925	6,340
	Republic of Panama	7.125%	1/29/26	8,942	11,200
	Republic of Poland	5.125%	4/21/21	22,315	23,291
	Republic of Poland	5.000%	3/23/22	46,710	49,970
	Republic of Romania	6.750%	2/7/22	2,672	2,936
	Republic of Romania	4.375%	8/22/23	8,750	9,358
9	Republic of Romania	2.000%	12/8/26	53,426	64,504
	Republic of Serbia	4.875%	2/25/20	21,456	21,655
	Republic of Serbia	7.250%	9/28/21	27,155	29,640
	Republic of Slovenia	5.500%	10/26/22	11,740	12,923
	Republic of Slovenia	5.850%	5/10/23	2,100	2,375
7	Republic of Slovenia	5.250%	2/18/24	8,600	9,728
	Republic of South Africa	5.500%	3/9/20	2,400	2,421
	Republic of South Africa	5.875%	9/16/25	14,505	15,810
6,8 SGSP Australia Assets Pty Ltd., 3M Australian
	Bank Bill Rate + 1.600%	2.540%	3/25/20	5,700	3,943
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	21,633
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	8,609	9,223
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	4,800	4,806
7	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	35,215	35,220
	Sinopec Group Overseas Development 2017
	Ltd.	2.500%	9/13/22	652	654
	Sinopec Group Overseas Development 2017
	Ltd.	3.250%	9/13/27	19,300	19,867
7	Slovak Republic	4.375%	5/21/22	5,500	5,810
	Slovak Republic	4.375%	5/21/22	3,000	3,169
	Socialist Republic of Vietnam	6.750%	1/29/20	27,804	28,009
6	State Bank of India, 3M USD LIBOR + 0.950%	2.993%	4/6/20	42,900	42,962
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,288
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	2,800	2,800
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,266
	State of Israel	3.150%	6/30/23	26,725	27,914
9	State of Israel	2.875%	1/29/24	2,710	3,399

9	State of Israel	1.500%	1/18/27	3,838	4,682
9	State of Israel	1.500%	1/16/29	15,190	18,698
	State of Kuwait	2.750%	3/20/22	42,883	43,496
	State of Qatar	4.000%	3/14/29	35,837	39,801
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,082
9	United Mexican States	1.625%	4/8/26	19,508	22,709
	United Mexican States	4.500%	4/22/29	8,445	9,299
Total Sovereign Bonds (Cost $3,291,337)					3,322,333
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	255	255
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	1,034	1,036
15	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	24,945	31,772
6	New Mexico Educational Assistance Foundation
	2013-1, 1M USD LIBOR + 0.700%	2.732%	1/2/25	10,076	10,058
Total Taxable Municipal Bonds (Cost $43,397)					43,121

				Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
16	Vanguard Market Liquidity Fund
	(Cost $680,858)	1.984%		6,808,027	680,870

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.423%
Semiannually	BARC	1/8/20	1.423%	61,272	318
10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.130%
Semiannually	BNPSW	9/21/20	1.130%	92,111	778
10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.530%
Semiannually	DBAG	1/10/20	1.530%	61,633	536
10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.420%
Semiannually	GSCM	1/8/20	1.420%	61,272	313

10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.205%
Semiannually	JPMC	1/7/20	1.205%	110,289	177
10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.721%
Semiannually	MSCS	1/22/20	1.721%	61,272	1,172
					3,294
Put Swaptions
2-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.668% Semiannually	MSCS	12/19/19	1.668%	210,090	138
10-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.423% Semiannually	BARC	1/8/20	1.423%	61,272	1,288
10-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.530% Semiannually	DBAG	1/10/20	1.530%	61,633	897
10-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.420% Semiannually	GSCM	1/8/20	1.420%	61,272	1,300
10-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.721% Semiannually	MSCS	1/22/20	1.721%	61,272	442
5-Year iTraxx Europe-S31-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.575%	277,700[17]	24
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.625%	186,640	13
5-Year CDX-NA-IG-S33-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	12/18/19	0.625%	122,403	129
					4,231
Total Options Purchased (Cost $9,844)					7,525
Total Investments (100.2%) (Cost $60,284,185)					61,375,991
Other Assets and Liabilities-Net (-0.2%)					(114,398)
Net Assets (100%)					61,261,593

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $11,539,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $31,800,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 Securities with a value of $10,305,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $11,742,406,000, representing 19.2% of net assets.
8 Face amount denominated in Australian dollars.
9 Face amount denominated in euro.
10 Face amount denominated in British pounds.
11 Non-income-producing security—security in default.
12 Guaranteed by multiple countries.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Indonesia.
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
17 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CMT—Constant Maturing Treasury Rate.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.375% Semiannually	DBAG	3/18/20	1.375%	61,765	(493)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.360% Semiannually	JPMC	11/7/19	1.360%	61,272	(2)
5-Year iTraxx Europe-S31-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	GSI	11/20/19	0.500%	277,700[1]	(807)
5-Year CDX-NA-IG-S32-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	GSI	11/20/19	0.550%	186,640	(545)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Sold, Receives 1.000%
Quarterly	GSI	12/18/19	0.575%	122,403	(223)
					(2,070)

Put Swaptions
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly, Receives
1.818% Semiannually	MSCS	12/19/19	1.818%	420,180	(73)
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly, Receives
1.875% Semiannually	DBAG	3/18/20	1.875%	61,765	(370)
5-Year iTraxx Europe-S31-V1, Credit
Protection Purchased, Pays 1.000%
Quarterly	GSI	11/20/19	0.500%	277,700[1]	(105)
5-Year CDX-NA-IG-S32-V1, Credit
Protection Purchased, Pays 1.000%
Quarterly	GSI	11/20/19	0.550%	186,640	(53)
5-Year CDX-NA-IG-S33-V1, Credit
Protection Purchased, Pays 1.000%
Quarterly	GSI	12/18/19	0.575%	122,403	(208)
					(809)
Total Options Written (Premiums Received $4,932)					(2,879)
1 Notional amount denominated in euro.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	2,701	582,340	639
10-Year U.S. Treasury Note	December 2019	2,205	287,305	915
Ultra 10-Year U.S. Treasury Note	December 2019	1,112	158,026	(483)
5-Year U.S. Treasury Note	December 2019	408	48,635	20
30-Year U.S. Treasury Bond	December 2019	114	18,397	(221)
				870

Short Futures Contracts
Euro-Schatz	December 2019	(3,703)	(462,849)	1,735
Euro-Bobl	December 2019	(1,218)	(182,875)	2,313
Euro-Bund	December 2019	(404)	(77,393)	367
AUD 3-Year Treasury Bond	December 2019	(836)	(66,486)	(60)
Long Gilt	December 2019	(378)	(65,044)	471
AUD 10-Year Treasury Bond	December 2019	(174)	(17,489)	16
Euro-Buxl	December 2019	(16)	(3,747)	163
Ultra Long U.S. Treasury Bond	December 2019	(16)	(3,036)	(59)
				4,946
				5,816

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs Bank
USA	11/4/19	MXN	128,413	USD	6,707	—	(36)
BNP Paribas	11/4/19	EUR	2,880	USD	3,200	13	—
BNP Paribas	11/4/19	USD	992,384	EUR	892,741	—	(3,558)
Bank of America, N.A.	11/4/19	USD	336,468	AUD	492,256	—	(2,906)
Barclays Bank plc	11/4/19	USD	215,782	GBP	167,991	—	(1,852)
Morgan Stanley Capital
Services LLC	11/4/19	USD	19,946	AUD	29,042	—	(76)
State Street Bank &
Trust Co.	11/5/19	USD	155	JPY	16,803	—	(1)
						13	(8,429)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S33-V1	12/20/29	USD	64,218	1.000	(226)	364

Credit Protection Purchased
CDX-NA-IG-S33-V1	12/20/22	USD	183,467	(1.000)	(4,039)	(248)
CDX-NA-IG-S33-V1	12/20/24	USD	312,792	(1.000)	(6,798)	(312)
iTraxx Europe-S32-V1	12/20/24	EUR	126,550	(1.000)	(3,522)	(23)
						(583)
						(219)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	32,955	1.000	640	(297)	343	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	16,580	1.000	362	(177)	185	—
Boeing Co./A2	6/20/24	GSI	24,365	1.000	564	(548)	16	—
General
Electric Capital
Corp./A2	12/20/19	DBAG	29,290	1.000	25	(17)	8	—

Metlife Inc./A3	12/20/20	GSCM	14,025	1.000	137	—	137	—

Metlife Inc./A3	12/20/21	BARC	6,575	1.000	106	(5)	101	—
People’s
Republic of
China/A3	6/20/22	BNPSW	26,335	1.000	590	(121)	469	—
People’s
Republic of
China/A3	6/20/24	GSI	20,715	1.000	602	(442)	160	—
Republic of
Turkey/Ba2	12/20/24	HSBCC	6,790	1.000	(732)	942	210	—
Verizon
Communications
Inc./Baa1	12/20/22	GSI	33,580	1.000	703	(365)	338	—
					2,997	(1,030)	1,967	—

Credit Protection Purchased

Aetna Inc.	12/20/19	CSFBI	19,525	(1.000)	(26)	18	—	(8)
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(72)	28	—	(44)
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(72)	28	—	(44)
American
International
Group Inc.	12/20/20	GSCM	14,025	(1.000)	(148)	73	—	(75)
American
International
Group Inc.	12/20/20	GSCM	6,990	(1.000)	(74)	(25)	—	(99)

Autozone Inc.	12/20/20	GSCM	9,760	(1.000)	(105)	79	—	(26)
Bank of
America Corp.	3/20/20	GSCM	21,610	(1.000)	(78)	27	—	(51)
Bank of China
Ltd.	12/20/21	BNPSW	13,100	(1.000)	(247)	(19)	—	(266)
Bank of China
Ltd.	6/20/22	BNPSW	26,335	(1.000)	(581)	2	—	(579)
Bank of China
Ltd.	6/20/23	BNPSW	19,485	(1.000)	(519)	228	—	(291)
Commerzbank
AG	6/20/21	BOANA	24,410	(1.000)	(307)	(95)	—	(402)

CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)	(102)	78	—	(24)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)	(102)	77	—	(25)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)	(51)	29	—	(22)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)	(51)	39	—	(12)
CVS Health
Corp.	12/20/21	BARC	19,535	(1.000)	(345)	278	—	(67)
CVS Health
Corp.	12/20/21	BARC	6,620	(1.000)	(117)	92	—	(25)
CVS Health
Corp.	12/20/21	JPMC	29,300	(1.000)	(518)	364	—	(154)
Deutsche Bank
AG	12/20/22	JPMC	33,535	(1.000)	221	101	322	—
Deutsche Bank
AG	12/20/24	GSI	7,950[2]	(1.000)	219	(220)	—	(1)
Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(1,095)	757	—	(338)
Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(1,095)	790	—	(305)
Federation of
Malaysia	12/20/24	BNPSW	13,595	(1.000)	(386)	333	—	(53)
Federative Republic of
Brazil	12/20/24	GSI	17,664	(1.000)	181	(173)	8	—
Federative Republic of
Brazil	12/20/24	MSCS	9,300	(1.000)	9	(91)	—	(82)
Federative Republic of
Brazil	12/20/25	BOANA	23,222	(1.000)	513	(4,096)	—	(3,583)
Federative Republic of
Brazil	12/20/25	GSCM	10,925	(1.000)	241	(1,797)	—	(1,556)
Lincoln
National Corp.	6/20/21	BARC	3,340	(1.000)	(47)	(30)	—	(77)
Lincoln
National Corp.	6/20/21	BARC	3,335	(1.000)	(47)	30	—	(17)
Lincoln
National Corp.	12/20/21	BARC	6,575	(1.000)	(111)	(7)	—	(118)
McDonald's
Corp.	6/20/22	GSI	26,675	(1.000)	(654)	451	—	(203)

Raytheon Co.	12/20/21	GSI	24,420	(1.000)	(508)	384	—	(124)

Raytheon Co.	12/20/21	GSI	24,415	(1.000)	(508)	381	—	(127)
Republic of
Chile	12/20/24	GSI	9,710	(1.000)	(278)	295	17	—
Republic of
Colombia	12/20/24	MSCS	29,205	(1.000)	(293)	114	—	(179)
Republic of
Indonesia	6/20/24	BARC	11,150	(1.000)	(173)	65	—	(108)
Republic of
South Africa	12/20/24	JPMC	18,875	(1.000)	784	(767)	17	—
Republic of
Turkey	12/20/22	HSBCC	9,630	(1.000)	489	(747)	—	(258)
Republic of
Turkey	12/20/24	MSCS	16,070	(1.000)	1,701	(2,024)	—	(323)
Societe
Generale SA	12/20/21	JPMC	9,765	(1.000)	(185)	26	—	(159)

Standard
Chartered Bank	12/20/21	JPMC	16,475	(1.000)	(327)	(16)	—	(343)

State of Qatar	6/20/22	BOANA	1,500	(1.000)	(32)	(10)	—	(42)

State of Qatar	6/20/22	CITNA	3,450	(1.000)	(75)	(21)	—	(96)
United Mexican
States	12/20/24	CITNA	8,785	(1.000)	(37)	(65)	—	(102)
United Mexican
States	12/20/24	GSI	15,180	(1.000)	(64)	74	10	—
United Mexican
States	12/20/24	GSI	7,275	(1.000)	(30)	35	5	—
UnitedHealth
Group Inc.	12/20/19	CSFBI	19,525	(1.000)	(26)	17	—	(9)
UnitedHealth
Group Inc.	6/20/20	CSFBI	19,530	(1.000)	(122)	95	—	(27)
Wells Fargo &
Co.	9/20/20	BOANA	25,940	(1.000)	(207)	95	—	(112)
					(5,457)	(4,720)	379	(10,556)
					(2,460)	(5,750)	2,346	(10,556)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
CSFBI—Credit Suisse International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
HSBCC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2019, the counterparties had deposited in segregated accounts securities with a value of
$7,497,000 in connection with open forward currency contracts and over-the-counter swap contracts.
After October 31, 2019, the counterparty posted additional collateral of $621,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
12/18/20	12/18/19[1]	256,480	2.500	(0.000)	2,193	401
12/20/21	12/18/19[1]	210,318	(1.500)	0.000	68	(604)
12/19/22	12/18/19[1]	391,367	(1.500)	0.000	(242)	(1,362)

12/18/23	12/18/19[1]	199,811	(1.500)	0.000	(264)	(1,113)
12/18/24	12/18/19[1]	270,829	(1.500)	0.000	(394)	(1,804)
12/18/26	12/18/19[1]	176,462	(1.750)	0.000	(2,839)	(1,590)
10/11/29	N/A	13,480	1.485	(1.984)	(140)	(140)
10/15/29	N/A	38,599	1.555	(2.001)	(146)	203
					(1,764)	(6,009)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount.
If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss)
over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated.
In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation)
until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA)
with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

I. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,550,275	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	14,308,006	—
Corporate Bonds	—	39,463,858	3
Sovereign Bonds	—	3,322,333	—
Taxable Municipal Bonds	—	43,121	—
Temporary Cash Investments	680,870	—	—
Options Purchased	—	7,525	—
Options Written	—	(2,879)	—
Futures Contracts—Assets[1]	3,684	—	—
Futures Contracts—Liabilities[1]	(6,400)	—	—
Forward Currency Contracts—Assets	—	13	—
Forward Currency Contracts—Liabilities	—	(8,429)	—
Swap Contracts—Assets	1,843[1]	2,346	—
Swap Contracts—Liabilities	(6,304)[1]	(10,556)	—
Total	673,693	60,675,613	3
1 Represents variation margin on the last day of the reporting period.